UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                August 31

Date of reporting period:               August 31


Item #1.  Reports to Stockholders.

INDEX

CSI Equity Fund;
Satuit Capital Management Small Cap Fund; and
Third Millennium Russia Fund

                         Annual Report to Shareholders

                                CSI Equity Fund


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                              For the Year Ended

                                August 31, 2007

Dear Fellow Shareholder:

      At August 31, 2007, the per share investment gain of Investor Class Shares of the CSI Equity Fund for the year was 17.4%, inclusive of all fund expenses. That favorably compares with the S&P 500 Index return of 15.1%. The Fund's full-year return outpaced most other similar domestic indexes as well. Over the past four years, the value of an investment in the Fund gained over 60%, net of all fees and expenses (or 12.49% average annual return) again beating the S&P 500 Index. CSI's approach to investing the Fund is distinctly conservative, which since the inception of the Fund has resulted in meaningful out-performance of the S&P 500 Index but with less volatility.

      The Fund outperformed this year in part due to the outstanding operating results of a handful of its domestic equity holdings. Companies such as Johnson Controls, Cisco Systems, and Nike turned in strong earnings results and their resulting share appreciation contributed nicely to the portfolio's absolute and relative gains. The most impressive contribution to performance; however, came from securities of companies based outside the United States, such as Schlumberger, BHP Billiton, and Nestle. China Mobile, over the last few years has put up percentage gains in earnings and revenue in the high twenties, and the shares' returns have exceeded expectations.

      CSI's long-held investment discipline has been to purchase shares of companies at reasonable prices that have consistent earnings, good balance sheets, and stable growth prospects. During 2007, CSI initiated positions in AT&T, Chevron, Intel, Staples, and WellPoint. The Fund also added positions in two foreign-based companies, Ericsson Telephone, a Swedish supplier of advanced network services and telecommunications products, and Novartis AG, a Swiss pharmaceutical company. As has been the case in several prior years, only a few of the portfolio companies disappointed with a poor year of operating results. When this happens, CSI works quickly to address the position. This year, one such position was Amgen, which was removed from the portfolio. Amgen's top-line sales results continue to suffer as increasingly restrictive insurance coverage and growing drug safety concerns weigh down their market.

      The last shareholders' letter spoke of a possible weakening housing market and the restrictive impact that the Federal Reserve's record pace of rate increases was likely to have on the economy. We again hasten to point out the cost of the ongoing war in Iraq and the negative impact that oil prices above $80 dollars a barrel could have on the United State's economic growth. Though there are concerns about these issues, we continue to believe in the fundamental strength of the United States' economy. The Fund's diversified holdings have excellent prospects for continued gains in the years ahead. The portfolio is well positioned to benefit from continued economic growth and we are confident that its high-quality nature provides protection should the economy and the market fail to meet short-term expectations.

              Leland Faust
              Portfolio Manager

                                CSI Equity Fund

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                             INVESTOR CLASS SHARES

                                    [CHART]

                                    LIPPER GLOBAL
              CSI EQUITY FUND    LARGE-CAP CORE INDEX    S&P 500
              ---------------    --------------------    --------
10/15/1997          10.0              10.0                10.0
 8/31/1998           9.3               9.6                 9.9
 8/31/1999          12.6              12.6                13.7
 8/31/2000          17.3              15.8                15.7
 8/31/2001          14.0              11.8                11.7
 8/31/2002          12.4               9.9                 9.5
 8/31/2003          13.0              10.6                10.4
 8/31/2004          15.5              11.8                11.4
 8/31/2005          16.9              13.7                12.6
 8/31/2006          18.8              15.5                13.5
 8/31/2007          22.0              18.4                15.3

      Past performance is not predictive of future performance.


                                    Investor Class Shares
                     -----------------------------------------------------------
                      Total Return            Average Annual Return
                     One Year Ended   Five Years Ended        Since Inception
                        8-31-07*          8-31-07*          10-15-97 to 8-31-07*
                     --------------   ----------------   -----------------------
CSI Equity Fund          17.40%            10.93%                  8.31%
S&P 500                  13.05%             9.90%                  4.37%
Lipper Global
Large Cap Core Index     18.82%            13.14%                  6.39%


* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Standard and Poor's 500 Index is a capitalization-weighted index of 500 stacks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)



                                CSI Equity Fund

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                             INSTITUTIONAL CLASS SHARES

                                   [CHART]

                                LIPPER GLOBAL
           CSI EQUITY FUND   LARGE-CAP CORE INDEX     S&P 500
           ---------------   ---------------------   ---------
6/28/01         10.0                 10.0              10.0
8/31/01          9.6                  9.4               9.2
8/31/02          8.5                  8.0               7.5
8/31/03          8.9                  8.4               8.2
8/31/04         10.0                  9.4               9.0
8/31/05         11.0                 10.9              10.0
8/31/06         12.1                 12.4              10.6
8/31/07         14.2                 14.7              12.0

Past performance is not predictive of future performance.

                                    Institutional Class Shares
                     -----------------------------------------------------------
                      Total Return             Average Annual Return
                     One Year Ended    Five Years Ended       Since Inception
                        8-31-07*           8-31-07*         6-28-01 to 8-31-07*
                     --------------    ----------------    --------------------
CSI Equity Fund          17.36%             10.91%                  5.89%
S&P 500                  13.05%              9.98%                  3.02%
Lipper Global Large
Cap Core Index           18.82%             13.14%                  6.43%


* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                CSI Equity Fund

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                                A CLASS SHARES

                                     [CHART]

                              LIPPER GLOBAL
          CSI EQUITY FUND   LARGE-CAP CORE INDEX     S&P 500
          ---------------   ---------------------   ---------
 3/1/06       10.0                 10.0               10.0
8/31/06       10.3                 10.4               10.1
8/31/07       12.1                 12.3               11.4


Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

                                   A Class Shares
                                  ----------------

                              Total Return          Average Annual Return
                             One Year Ended            Since Inception
                                8-31-07*              3-1-06 to 8-31-07*
                                --------            ---------------------
CSI Equity Fund                  16.95%                    13.31%
S&P 500                          13.05%                     9.22%
Lipper Global Large              18.82%                    14.98%
Cap Core Index

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)


                                CSI Equity Fund

CSI EQUITY FUND

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2007 and held for the six months ended August 31, 2007.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning       Ending      Expenses Paid During Period*
                            Account Value  Account Value     March 1, 2007 through
A CLASS                     March 1, 2007 August 31, 2007       August 31, 2007
--------------------------------------------------------------------------------------

Actual                         $1,000        $1,068.37               $9.44
--------------------------------------------------------------------------------------

Hypothetical
(5% return before expenses)    $1,000        $1,015.90               $9.25
--------------------------------------------------------------------------------------


                                CSI Equity Fund

                              Beginning       Ending      Expenses Paid During Period*
                            Account Value  Account Value     March 1, 2007 through
INVESTOR CLASS              March 1, 2007 August 31, 2007       August 31, 2007
--------------------------------------------------------------------------------------

Actual                         $1,000        $1,070.32               $7.62
--------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,017.65               $7.48
--------------------------------------------------------------------------------------

                              Beginning       Ending      Expenses Paid During Period*
                            Account Value  Account Value     March 1, 2007 through
INSTITUTIONAL CLASS         March 1, 2007 August 31, 2007       August 31, 2007
--------------------------------------------------------------------------------------

Actual                         $1,000        $1,070.44               $7.62
--------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,017.65               $7.48
--------------------------------------------------------------------------------------

* - Expenses are equal to the Fund's annualized expense ratio of 1.81% for
             Class A and 1.46%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets



                CSI EQUITY FUND
         PORTFOLIO HOLDINGS, BY SECTOR,
          AS PERCENTAGE OF NET ASSETS
              AS OF 8/31/2007

                            [CHART]

Industry Sector                            Percent of Net Assets
---------------                            ---------------------
Banking                                          11.91%
Beverages                                         1.86%
Computers and peripherals                         2.24%
Computer software/services                        5.13%
Drug and medical                                  8.05%
Electronics/equipment                             9.58%
Financials                                        3.45%
Food                                              5.98%
Household                                         3.69%
Manufacturing                                     5.83%
Materials                                         2.09%
Multi-media                                       1.74%
Oil                                              11.59%
Retail                                            8.30%
Telecommunications                                7.62%
Transportation                                    6.30%
Utilities                                         3.72%


                                CSI Equity Fund

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2007

      Number
      of                                                % of
      Shares  Description                         Net Assets Market Value
      ------- -----------                         ---------- ------------

              Common Stocks:                        99.37%

              Banking:                              11.94%
      104,000 Banco De Santander ADR                         $ 1,900,080
       34,300 Bank America                                     1,738,324
       42,000 Danske Bank AS                                   1,734,600
       33,000 DBS Group Holdings ADR                           1,732,510
       20,200 HSBC Holdings ADR                                1,824,262
       32,600 Wachovia Corp.                                   1,596,748
       51,000 Wells Fargo & Co.                                1,863,540
                                                             -----------
                                                              12,390,064
                                                             -----------

              Beverages:                             1.86%
       28,400 Pepsico Inc.                                     1,932,052
                                                             -----------

              Computer and Peripherals:              2.25%
       73,000 Cisco Systems, Inc.*                             2,330,160
                                                             -----------

              Computer Software/Services:            5.14%
       33,000 Infosys Technologies Limited-SP ADR              1,574,430
       65,000 Microsoft Corp.                                  1,867,450
       35,000 SAP ADR                                          1,892,450
                                                             -----------
                                                               5,334,330
                                                             -----------

              Drug and Medical:                      8.07%
       35,000 Abbott Laboratories                              1,816,850
       28,000 Johnson & Johnson                                1,730,120
       32,000 Novartis AG                                      1,684,800
       58,225 Pfizer Inc.                                      1,446,309
       21,000 Wellpoint Health Net*                            1,692,390
                                                             -----------
                                                               8,370,469
                                                             -----------

              Electronics/Equipment:                 9.61%
       33,800 Canon Inc. ADR                                   1,930,656
       42,200 Emerson Electric Co.                             2,077,506
       52,500 General Electric Corp.                           2,040,675
       84,000 Intel Corp.                                      2,163,000
       33,300 Medtronic Inc.                                   1,759,572
                                                             -----------
                                                               9,971,409
                                                             -----------

                                CSI Equity Fund

           Number
           of                                       % of
           Shares Description                 Net Assets Market Value
           ------ -----------                 ---------- ------------

                  Financial:                     3.46%
           28,300 American International                 $ 1,867,800
           28,000 State Street Corp                        1,718,080
                                                         -----------
                                                           3,585,880
                                                         -----------

                  Food:                          5.99%
           23,600 Diageo PLC ADR                           2,015,912
           19,900 Nestle S.A. ADR                          2,163,669
           35,000 William Wrigley Jr. Company              2,038,750
                                                         -----------
                .                                          6,218,331
                                                         -----------

                  Household:                     3.70%
            6,700 Kao Corporation ADR                      1,901,652
           29,600 Proctor & Gamble                         1,933,176
                                                         -----------
                                                           3,834,828
                                                         -----------

                  Manufacturing:                 5.85%
           39,000 Dupont EI                                1,901,250
           22,900 3M Co.                                   2,083,671
           27,900 United Technologies                      2,082,177
                                                         -----------
                                                           6,067,098
                                                         -----------

                  Materials:                     2.10%
           34,500 BHP Billiton LTD ADR                     2,178,675
                                                         -----------

                  Multi-media:                   1.75%
           54,000 Walt Disney Co.                          1,814,400
                                                         -----------

                  Oil:                          11.63%
           15,200 BASF AG - ADR                            2,007,768
           25,400 BP PLC - Spons ADR                       1,710,944
           23,800 Chevron Corp.                            2,088,688
           25,800 Conocophillips                           2,112,762
           22,900 Schlumberger Ltd.                        2,209,850
           25,700 Total Fina ADR                           1,929,813
                                                         -----------
                .                                         12,059,825
                                                         -----------

                  Retail:                        8.33%
           33,500 Costco Wholesale                         2,068,625
           45,300 Home Depot Inc.                          1,735,443
           32,000 Nike, Inc. Class B                       1,802,880
           67,000 Staples, Inc.                            1,591,250
           33,000 Walmart                                  1,439,790
                                                         -----------
                                                           8,637,988
                                                         -----------

                                CSI Equity Fund

        Number
        of                                            % of
        Shares Description                      Net Assets Market Value
        ------ -----------                      ---------- ------------

               Telecommunications:                 7.64%
        45,000 AT&T Inc.                                   $  1,794,150
        37,000 China Telecom Ltd Adr                          2,508,230
        48,000 Ericsson (LM) Tel-SP Adr                       1,786,080
        37,000 Hutchison Whampoa ADR                          1,840,095
                                                           ------------
                                                              7,928,555
                                                           ------------

               Transportation:                     6.32%
        15,500 Fedex Corporation                              1,700,040
        24,000 Harley-Davidson                                1,290,960
        17,200 Johnson Controls Inc.                          1,945,320
        14,000 Toyota Motor ADR                               1,619,520
                                                           ------------
                                                              6,555,840
                                                           ------------

               Utilities:                          3.73%
        36,600 EON AG ADR                                     2,048,868
        30,900 FPL Group                                      1,818,156
                                                           ------------
                                                              3,867,024
                                                           ------------

               Total Investments:
               (Cost: $70,817,131)                99.37%    103,076,928
               Other assets, net of liabilities    0.63%        657,169
                                                 -------   ------------
               Net Assets                        100.00%   $103,734,097
                                                 =======   ============

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2007

Assets
Investments at value (identified cost of $70,817,131) (Note 1)                                     $103,076,928
Cash                                                                                                    690,609
Dividends receivable                                                                                    211,475
Interest receivable                                                                                       2,156
Receivable for capital stock sold                                                                        19,978
Prepaid Expenses                                                                                         38,135
                                                                                                   ------------
Total Assets                                                                                        104,039,281
                                                                                                   ------------
Liabilities
  Payable for capital stock redeemed                                                                    266,834
  Accrued advisor fees                                                                                   36,144
  12b-1 fees, Class A                                                                                     2,206
                                                                                                   ------------
Total Liabilities                                                                                       305,184
                                                                                                   ------------
Net Assets                                                                                         $103,734,097
                                                                                                   ============
Net Assets Consist of:
Paid-in-capital applicable to 5,372,648 $0.01 par value shares of beneficial interest outstanding; $ 67,465,255
Undistributed net investment income                                                                   1,163,030
Accumulated net realized gain (loss) on investments                                                   2,846,015
Net unrealized appreciation of investments                                                           32,259,797
                                                                                                   ------------
Net Assets                                                                                         $103,734,097
                                                                                                   ============
Net Asset Value Per Share
Investor Class Shares
  ($45,073,019/2,332,209 shares outstanding; 15,000,000 authorized)                                $      19.33
                                                                                                   ============
Institutional Class Shares
  ($54,937,230/2,846,646 shares outstanding; 10,000,000 authorized)                                $      19.30
                                                                                                   ============
A Class Shares
  ($3,723,848/193,793 shares outstanding; 15,000,000 authorized)                                   $      19.22
                                                                                                   ============

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS
Year ended August 31, 2007

 Investment Income
 Income
  Dividend                                                          $ 2,005,796
  Interest                                                               34,378
                                                                    -----------
  Total investment income                                             2,040,174
                                                                    -----------
 Expenses
  Investment advisory fees (Note 2)                                   1,018,360
  12b-1 fees - A Class (Note 2)                                          13,736
  Recordkeeping and administrative services (Note 2)                     94,038
  Custody fees                                                            9,520
  Accounting fees (Note 2)                                               53,289
  Professional fees                                                      58,755
  Transfer agent fees (Note 2)                                           62,311
  Registration fees (Note 2)                                             36,160
  Shareholder servicing and reports (Note 2)                             71,149
  Compliance fees                                                         3,370
  Directors fees                                                          9,342
  Insurance                                                              21,714
  Miscellaneous expenses                                                 47,741
                                                                    -----------
  Total expenses                                                      1,499,485
                                                                    -----------
 Net investment income (loss)                                           540,689
                                                                    -----------
 Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) on investments                             3,972,847
  Change in net unrealized appreciation/depreciation on investments  11,640,862
                                                                    -----------
  Net realized and unrealized gain (loss) on investments             15,613,709
                                                                    -----------
  Increase (decrease) in net assets from operations                 $16,154,398
                                                                    ===========

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                     Year ended      Year ended
                                                                   August 31, 2007 August 31, 2006
                                                                   --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                       $    540,689    $    622,881
 Net realized gain (loss) on investments                               3,972,847      10,805,048
 Change in net unrealized appreciation/depreciation of
   investments                                                        11,640,862        (684,410)
                                                                    ------------    ------------
 Increase (decrease) in net assets from operations                    16,154,398      10,743,519
                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Investor Class                                                             --        (419,006)
   Institutional Class                                                        --        (468,358)
 Net realized gain
   Investor Class                                                     (1,518,813)             --
   Institutional Class                                                (1,756,158)             --
   A Class                                                              (132,594)             --
                                                                    ------------    ------------
 Decrease in net assets from distributions                            (3,407,565)       (887,364)
                                                                    ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                               154,526          38,235
   Investor Class                                                         44,088         175,261
   Institutional Class                                                 3,642,141       3,674,052
 Shares received through acquisition
   A Class                                                                    --       4,059,066
   Investor Class                                                             --              --
   Institutional Class                                                        --              --
 Distributions reinvested
   A Class                                                               126,680              --
   Investor Class                                                      1,514,637         405,861
   Institutional Class                                                 1,756,158         467,376
 Shares redeemed
   A Class                                                              (704,767)       (575,103)
   Investor Class                                                     (4,684,856)    (29,200,224)
   Institutional Class                                                (5,599,332)    (11,733,919)
                                                                    ------------    ------------
 Increase (decrease) in net assets from capital share transactions    (3,750,725)    (32,689,395)
                                                                    ------------    ------------
NET ASSETS
 Increase (decrease) during year                                       8,996,108     (22,833,240)
 Beginning of year                                                    94,737,989     117,571,229
                                                                    ------------    ------------
End of year (Including undistributed net investment income of
  $1,163,030 and $622,341, respectively)                            $103,734,097    $ 94,737,989
                                                                    ============    ============

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

                                                                             Investor Class
                                                          -----------------------------------------------
                                                                         Years ended August 31,
                                                          -----------------------------------------------
                                                            2007       2006       2005     2004       2003
                                                          -------  -------      -------  -------  -------
Net asset value, beginning of year                        $ 17.02  $ 15.52      $ 14.20  $ 12.66  $ 12.07
                                                          -------  -------      -------  -------  -------
Investment activities
  Net investment income (loss)                               0.12     0.15         0.09     0.04     0.05
  Net realized and unrealized gain (loss) on investments     2.81     1.50         1.26     1.55     0.54
                                                          -------  -------      -------  -------  -------
Total from investment activities                             2.93     1.65         1.35     1.59     0.59
                                                          -------  -------      -------  -------  -------
Distributions
  Net investment income                                        --    (0.15)       (0.03)   (0.05)    0.00/(1)/
  Net realized gain                                         (0.62)      --           --       --       --
                                                          -------  -------      -------  -------  -------
Total distributions                                         (0.62)   (0.15)       (0.03)   (0.05)    0.00
                                                          -------  -------      -------  -------  -------
Net asset value, end of year                              $ 19.33  $ 17.02      $ 15.52  $ 14.20  $ 12.66
                                                          =======  =======      =======  =======  =======
Ratios/Supplemental Data
Total Return                                               17.40%   10.67%        9.50%   12.55%    4.91%
                                                          =======  =======      =======  =======  =======
Ratio to average net assets/(A)/
  Expenses - net                                            1.46%    1.52%/(B)/   1.49%    1.49%    1.49%/(C)/
  Net investment income                                     0.55%    0.61%        0.74%    0.23%    0.36%
Portfolio turnover rate                                    13.54%    9.90%       17.51%   25.11%   10.28%
Net assets, end of year (000's)                           $45,073  $42,528      $66,112  $68,205  $69,428

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006.

/(C)/ Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

                                                                          Institutional Class
                                                          -----------------------------------------------
                                                                         Years ended August 31,
                                                          -----------------------------------------------
                                                            2007       2006       2005     2004       2003
                                                          -------  -------      -------  -------  -------
Net asset value, beginning of year                        $ 17.00  $ 15.51      $ 14.18  $ 12.65  $ 12.06
                                                          -------  -------      -------  -------  -------
Investment activities
  Net investment income (loss)                               0.11     0.15         0.09     0.03     0.04
  Net realized and unrealized gain (loss) on investments     2.81     1.49         1.27     1.55     0.55
                                                          -------  -------      -------  -------  -------
Total from investment activities                             2.92     1.64         1.36     1.58     0.59
                                                          -------  -------      -------  -------  -------
Distributions
  Net investment income                                        --    (0.15)       (0.03)   (0.05)      --
  Net realized gain                                         (0.62)      --           --       --       --
                                                          -------  -------      -------  -------  -------
Total distributions                                         (0.62)   (0.15)       (0.03)   (0.05)      --
                                                          -------  -------      -------  -------  -------
Net asset value, end of year                              $ 19.30  $ 17.00      $ 15.51  $ 14.18  $ 12.65
                                                          =======  =======      =======  =======  =======
Ratios/Supplemental Data
Total Return                                               17.36%   10.61%        9.57%   12.48%    4.89%
                                                          =======  =======      =======  =======  =======
Ratio to average net assets/(A)/
  Expenses - net                                            1.46%    1.52%/(B)/   1.49%    1.49%    1.49%/(C)/
  Net investment income                                     0.55%    0.61%        0.74%    0.23%    0.36%
Portfolio turnover rate                                    13.54%    9.90%       17.51%   25.11%   10.28%
Net assets, end of year (000's)                           $54,937  $48,540      $51,459  $45,479  $36,648

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006.

/(C)/ Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                                        A Class
                                                          -----------------------------
                                                            Year ended    Period March 1, 2006
                                                          August 31, 2007 to August 31, 2006*
                                                          --------------- --------------------
Net asset value, beginning of period                          $ 16.99            $16.47
                                                              -------            ------
Investment activities
  Net investment income (loss)                                   0.04              0.07
  Net realized and unrealized gain (loss) on investments         2.81              0.45
                                                              -------            ------
Total from investment activities                                 2.85              0.52
                                                              -------            ------
Distributions
  Net investment income                                            --                --
  Net realized gain                                            (0.62)                --
                                                              -------            ------
Total distributions                                             (0.62)               --
                                                              -------            ------
Net asset value, end of period                                $ 19.22            $16.99
                                                              =======            ======
Ratios/Supplemental Data
Total Return                                                   16.95%             3.16%**
                                                              =======            ======
Ratio to average net assets/(A)/
  Expenses - net                                                1.81%             1.87%/(B)/**
  Net investment income                                         0.20%             0.77%**
Portfolio turnover rate                                        13.54%             9.90%
Net assets, end of period (000's)                             $ 3,724            $3,670

 * A Class Shares acquired in merger on March 1, 2006. (See Note 6)
** Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006.

/(B)/ Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006.

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2007

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class:
15,000,000; Institutional Class: 10,000,000; A Class: 15,000,000; C Class:
10,000,000) of its 1,050,000,000 shares of $.01 par value common stock.

The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation. The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of

                                CSI Equity Fund
being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of August 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses. All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share for the year ended August 31, 2007. As of August 31, 2007, there were no reclassifications.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $36,160 of filing and registration fees expense incurred and the $71,149 of shareholder services and reports expense incurred, CSS received $4,890 and $1,658, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets of the Fund on the first $75 million, 0.07% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $75 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2007. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2007, CSS earned $94,038 in administrative fees.

The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees

                                CSI Equity Fund
previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2007 was $99,766 of which $43,106 expires August 31, 2008 and $56,660 expires August 31, 2009.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. As of August 31, 2007, there were $13,736 in Class A 12b-1 expenses incurred.

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended August 31, 2007, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2007, FDCC received no CDSC fees.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned and received $62,311, for its services for the year ended August 31, 2007.

Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA earned and received $53,289 for its services for the year ended August 31, 2007.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2007, aggregated $13,596,735 and $19,626,445, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended August 31, 2007 and the year ended August 31, 2006 was as follows:

                                           Year Ended      Year Ended
                                         August 31, 2007 August 31, 2006
                                         -------------------------------
       Distributions paid from:
        Ordinary income                    $       --       $887,364
        Accumulated net realized gain on
          investments                       3,407,565             --
                                           ----------       --------
       Total Distributions                 $3,407,565       $887,364
                                           ==========       ========

                                CSI Equity Fund

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

  Undistributed net investment income                            $ 1,163,030
  Accumulated net realized gain (loss) on investments              3,014,882
  Capital loss carryforward limitation in connection with merger    (168,867)
  Net unrealized appreciation on investments                      32,259,797
                                                                 -----------
                                                                 $36,268,842
                                                                 ===========

    For the Fund, $168,866 of capital loss carryover related to the acquisition of the Matterhorn Growth Fund, Inc. on March 1, 2006 is remaining to be recognized over the next year.

    As of August 31, 2007, cost for Federal Income tax purpose is $70,817,131 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $33,699,703
                   Gross unrealized depreciation  (1,439,906)
                                                 -----------
                   Net unrealized appreciation   $32,259,797
                                                 ===========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

                            Investor Class      Institutional Class         A Class
                              Year Ended             Year Ended           Year Ended
                           August 31, 2007        August 31, 2007       August 31, 2007
                        -----------------------------------------------------------------
                         Shares      Value      Shares      Value      Shares    Value
                        -----------------------------------------------------------------
Shares sold                2,377  $    44,088   199,495  $ 3,642,141    8,588  $ 154,526
Shares reinvested         82,903    1,514,637    96,228    1,756,158    6,956    126,680
Shares redeemed         (251,589)  (4,684,856) (304,777)  (5,599,332) (37,781)  (704,767)
                        --------  -----------  --------  -----------  -------  ---------
Net increase (decrease) (166,309) $(3,126,131)   (9,054) $  (201,033) (22,237) $ 423,561
                        ========  ===========  ========  ===========  =======  =========

                               Investor Class         Institutional Class         A Class
                                 Year Ended               Year Ended             Year Ended
                               August 31, 2006          August 31, 2006       August 31, 2006*
                          ----------------------------------------------------------------------
                            Shares        Value      Shares       Value      Shares     Value
                          ----------------------------------------------------------------------
Shares sold                   10,552  $    175,261   227,308  $  3,674,052    2,287  $   38,235
Shares reinvested             25,190       405,861    29,030       467,376       --          --
Shares acquired in merger         --            --        --            --  247,958   4,059,066
Shares redeemed           (1,797,144)  (29,200,224) (719,472)  (11,733,919) (34,215)   (575,103)
                          ----------  ------------  --------  ------------  -------  ----------
Net increase (decrease)   (1,761,402) $(28,619,102) (463,134) $ (7,692,491) 216,030  $3,522,198
                          ==========  ============  ========  ============  =======  ==========

* Shares were acquired March 1, 2006.

                                CSI Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the CSI Equity Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 26, 2007

                                CSI Equity Fund

The World Funds, Inc.
(the "Company")

Supplemental Information (unaudited)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free,
(800) 527-9525.

--------------------------------------------------------------------------------------------
                                                                                   Other
                                                                               Directorships
                                       Number of                               by Directors
                          Position(s)  Funds in                                 and Number
                           Held with      the      Principal Occupation(s)      of Funds in
Name, Address and           Company     Company    During the Past Five (5)     the Complex
Year Born                 and Tenure   Overseen             Years                Overseen
--------------------------------------------------------------------------------------------
Interested Directors:
--------------------------------------------------------------------------------------------
* John Pasco, III/ (1)/   Chairman,       10     Treasurer and Director of       The World
8730 Stony Point Parkway, Director and           Commonwealth Shareholder        Insurance
Suite 205                 Treasurer              Services, Inc. ("CSS"), the     Trust - 1
Richmond, VA 23235        since May,             Company's Administrator,        Fund
(1945)                    1997                   since 1985; President and
                                                 Director of First Dominion
                                                 Capital Corp. ("FDCC"), the
                                                 Company's underwriter;
                                                 President and Director of
                                                 Fund Services, Inc., the
                                                 Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital
                                                 Management, Inc. since
                                                 1983, President of
                                                 Commonwealth Capital
                                                 Management, LLC, since
                                                 1984; President and Director
                                                 of Commonwealth Fund
                                                 Accounting, Inc., which
                                                 provides bookkeeping
                                                 services to the Company; and
                                                 Chairman and Trustee of
                                                 The World Insurance Trust,
                                                 a registered investment
                                                 company, since May, 2002.
                                                 Mr. Pasco is also a certified
                                                 public accountant.
--------------------------------------------------------------------------------------------

                                CSI Equity Fund

--------------------------------------------------------------------------------------
                                                                             Other
                                                                         Directorships
                                  Number of                              by Directors
                      Position(s) Funds in                                and Number
                       Held with     the      Principal Occupation(s)     of Funds in
Name, Address and       Company    Company    During the Past Five (5)    the Complex
Year Born             and Tenure  Overseen             Years               Overseen
--------------------------------------------------------------------------------------
Samuel Boyd, Jr./(2)/ Director       10     Retired. Manager of the      The World
8730 Stony Point      since May,            Customer Services            Insurance
Parkway, Suite 205    1997                  Operations and Accounting    Trust - 1
Richmond, VA 23235                          Division of the Potomac      Fund; Satuit
(1940)                                      Electric Power Company;      Capital
                                            from August, 1978 until      Management
                                            April, 2005; a Trustee of    Trust - 1
                                            World Insurance Trust, a     Fund.
                                            registered investment
                                            company, since May, 2002; a
                                            Trustee of Satuit Capital
                                            Management Trust, a
                                            registered investment
                                            company, since October,
                                            2002; and a Trustee of Janus
                                            Advisors Series Trust, a
                                            registered investment
                                            company, from 2003 to
                                            2005.
--------------------------------------------------------------------------------------

                                CSI Equity Fund

------------------------------------------------------------------------------------
                                                                           Other
                                                                       Directorships
                               Number of                               by Directors
                   Position(s) Funds in                                 and Number
                    Held with     the      Principal Occupation(s)      of Funds in
Name, Address and    Company    Company    During the Past Five (5)     the Complex
Year Born          and Tenure  Overseen             Years                Overseen
------------------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------------------
William E. Poist   Director       10     Financial and Tax             The World
8730 Stony Point   since May,            Consultant through his firm   Insurance
Parkway, Suite 205 1997                  Management Consulting for     Trust - 1
Richmond, VA 23235                       Professionals since 1974; a   Fund; Satuit
(1939)                                   Trustee of Satuit Capital     Capital
                                         Management Trust, a           Management
                                         registered investment         Trust - 1
                                         company, since November,      Fund.
                                         2003; and a Trustee of
                                         World Insurance Trust, a
                                         registered investment
                                         company, since May, 2002.
                                         Mr. Poist is also a certified
                                         public accountant.
------------------------------------------------------------------------------------
Paul M. Dickinson  Director       10     President of Alfred J.        The World
8730 Stony Point   since May,            Dickinson, Inc. Realtors      Insurance
Parkway, Suite 205 1997                  since April, 1971; a Trustee  Trust - 1
Richmond, VA 23235                       of Satuit Capital             Fund; Satuit
(1947)                                   Management Trust, a           Capital
                                         registered investment         Management
                                         company, since November,      Trust - 1
                                         2003; and Trustee of World    Fund.
                                         Insurance Trust, a registered
                                         investment company, since
                                         May, 2002.
------------------------------------------------------------------------------------

                                CSI Equity Fund

-------------------------------------------------------------------------------------------
                                                                                  Other
                                                                              Directorships
                                     Number of                                by Directors
                        Position(s)  Funds in                                  and Number
                         Held with      the       Principal Occupation(s)      of Funds in
Name, Address and         Company     Company     During the Past Five (5)     the Complex
Year Born               and Tenure   Overseen              Years                Overseen
-------------------------------------------------------------------------------------------
Officers:
-------------------------------------------------------------------------------------------
* Leland H. Faust       President of    N/A    President of CSI Capital            N/A
600 California Street   the CSI                Management, Inc., a
18/th/ Floor            Equity Fund            registered investment adviser,
San Francisco, CA 94108 series since           since 1978. Partner in the
(1946)                  October,               law firm Taylor & Faust
                        1997                   since September, 1975.
-------------------------------------------------------------------------------------------
* John T. Connor, Jr.   Vice            N/A    President of Third                  N/A
1185 Avenue of the      President of           Millennium Investment
Americas, 32/nd/ Floor  the                    Advisors, LLC, a registered
New York, New York      Company                investment adviser, since
10036                   and                    April, 1998; and Director of
(1941)                  President of           Teton Energy Corporation
                        the Third              since 1993.
                        Millennium
                        Russia Fund
                        series since
                        October,
                        1998
-------------------------------------------------------------------------------------------
* Robert J. Sullivan    Vice            N/A    Chairman, President and             N/A
2807 Gaston Gate        President of           Treasurer of Satuit Capital
Mt. Pleasant, SC 29466  the                    Management Trust, an open-
(1960)                  Company                end investment management
                        and                    company, since December,
                        President of           2000; Managing Director
                        the                    and Investment Officer of
                        Genomics               Satuit Capital Management,
                        Fund series            LLC, a registered investment
                        since                  adviser, from June, 2000 to
                        January,               Present.
                        2003.
-------------------------------------------------------------------------------------------

                                CSI Equity Fund

------------------------------------------------------------------------------------------
                                                                                 Other
                                                                             Directorships
                                    Number of                                by Directors
                       Position(s)  Funds in                                  and Number
                        Held with      the       Principal Occupation(s)      of Funds in
Name, Address and        Company     Company     During the Past Five (5)     the Complex
Year Born              and Tenure   Overseen              Years                Overseen
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------
* Jeffrey W. Taylor    Vice            N/A    Chief Operating Officer of          N/A
518 17/th/ Street      President of           Dividend Capital Investments
Suite 1200             the                    LLC (investment adviser)
Denver, CO 80202       Company,               since December, 2005; Vice
(1973)                 and                    President of Business Services
                       President of           from February, 2004 to
                       the Dividend           December, 2005; Product
                       Capital                Manager, INVESCO Inc.
                       Realty                 from July, 2003 to January,
                       Income                 2004; and Manager of
                       Fund series            Marketing and Business
                       since March,           Analytics, INVESCO Funds
                       2006.                  Group Inc. from 1999 to
                                              2003.
------------------------------------------------------------------------------------------
* Gunter Faschang      Vice            N/A    Vice President, Vontobel            N/A
450 Park Avenue        President of           Asset Management
New York, New York     the                    (investment adviser) since
10022                  Company                2001 and head of Eastern
(1972)                 and                    European equity
                       President of           management and research,
                       the Eastern            Vontobel Asset Management
                       European               AG since 2001.
                       Equity Fund
                       series since
                       May, 2001.
------------------------------------------------------------------------------------------
* J. Allen Gray        Vice            N/A    Managing Partner at Osprey          N/A
Shrewsbury Executive   President of           Partners Investment
Center                 the                    Management, LLC
II 1040 Broad Street   Company                (investment adviser) since
Shrewsbury, New Jersey and                    2004; Principal at Osprey
07702                  President of           Partners Investment
(1961)                 the Osprey             Management, LLC from
                       Concentrated           2002 to 2004; Senior Vice
                       Large Cap              President at Osprey Partners
                       Value Equity           Investment Management,
                       Fund series            LLC from 1999 to 2002.
                       since
                       September,
                       2006.
------------------------------------------------------------------------------------------

                                CSI Equity Fund

----------------------------------------------------------------------------------------
                                                                               Other
                                                                           Directorships
                                   Number of                               by Directors
                       Position(s) Funds in                                 and Number
                        Held with     the      Principal Occupation(s)      of Funds in
Name, Address and        Company    Company    During the Past Five (5)     the Complex
Year Born              and Tenure  Overseen             Years                Overseen
----------------------------------------------------------------------------------------
Officers (continued):
----------------------------------------------------------------------------------------
Karen M. Shupe         Secretary      N/A    Executive Vice President of        N/A
8730 Stony Point       since 2005            Administration and
Parkway,               and                   Accounting, Commonwealth
Suite 205              Treasurer             Shareholder Services, Inc.
Richmond, VA 23235     since 2006            since 2003; Financial
(1964)                                       Reporting Manager,
                                             Commonwealth Shareholder
                                             Services, Inc., from 2001 to
                                             2003.
----------------------------------------------------------------------------------------
David D. Jones, Esq.   Chief          N/A    Co-founder and Managing            N/A
230 Spring Hills Drive Compliance            Member of Drake
Suite 340              Officer               Compliance, LLC
Spring, TX 77380                             (compliance consulting) since
(1957)                                       2004; founder and
                                             controlling shareholder of
                                             David Jones & Associates
                                             (law firm) since 1998;
                                             President and Chief
                                             Executive Officer of Citco
                                             Mutual Fund Services, Inc.
                                             from 2001 to 2003.
----------------------------------------------------------------------------------------

/(1)/ Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to the Genomicsfund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Fund Services, Inc., the Company's Transfer and Disbursing Agent.

/(2)/ Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, a series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

                                CSI Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

   The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors of the Company (the "Board") held on November 9, 2006 (the "Meeting"), the Board, including the directors of the Board who are not "interested persons" of the Board, as that term is defined in the 1940 Act (the "Independent Directors"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and CSI Capital Management, Inc. (the "Advisor"), relating to the Fund.

      In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

      (i) The nature, extent and quality of services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Advisor in managing the Fund. Additionally, representatives from the Advisor joined the Meeting and provided the Board with a presentation regarding the Advisor's organization and investment outlook. The Board considered and discussed, among other things, the Fund's performance, market conditions and the Advisor's investment process and trading practices. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

      (ii) Investment performance of the Fund and the Advisor. The Board, using written materials provided by the Advisor and by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods ended September 30, 2006. In particular, the Board noted that the Fund's performance was within the range of its peer group and the Lipper Index, particularly when compared with market challenges and the Advisor's efforts to control portfolio turnover, and concluded that it was satisfied with the investment performance of the Fund, .

      (iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Advisor from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and the profitability of the Advisor. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. Representatives from the Advisor also discussed with the Board fees charged by comparable funds. In reviewing the advisory fee,

                                CSI Equity Fund
the Board considered fees paid by other large cap core funds of comparable size and investment objective, noting that the advisory fee received by the Advisor was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

      (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed the Advisor's financial outlook with representatives of the Advisor at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

      After consideration of this information and such other items as the Independent Trustees deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees of the Trust, unanimously approved the Advisory Agreement.

                                CSI Equity Fund

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

Dear Shareholder,

      This is an exciting annual letter for us to write as our discussion will include your new Fund, the Satuit Capital Management Small Cap Fund (SATSX).

      As you remember, in January of 2003, Satuit Capital Management (SCM) became sub-advisor to the World Funds Genomics Fund (GENEX). A non-diversified Specialty Health Care Fund, we added diversification and a sense of fundamental analysis to the portfolio construction process. Subsequently, we felt that a change was needed and proposed to your Board that the investment objective of GENEX be achieved through investments in small cap stocks. This was approved by your Board and became effective in April of 2007 with the Fund becoming the Satuit Capital Management Small Cap Fund (SATSX). Subsequent to that, we asked your Board to consider reorganizing SATSX out of the World Funds Trust and into Satuit Capital Management's Trust. You, as shareholders of SATSX, approved the reorganization. We would like to remind shareholders that the $22 million dollars of tax loss carry forwards generated by GENEX are still available to SATSX shareholders. These tax loss carry forwards have the potential to limit taxable distribution to SATSX shareholders. It sounds like a mouthful and it certainly was, but well worth it and all of us at Satuit Capital would like to welcome you to our family! If you have any questions or comments please call Robert Sullivan, CIO and Portfolio Manager of SATSX at 843-388-6686.

      Regarding a discussion of performance, well, frankly this is somewhat awkward as from September 2006 through March 2007 your Fund was GENEX, investing in health care stocks. From April 2007 forward the Fund is SATSX, investing in small cap stocks. A brief review of performance would show that GENEX returned 3.1% through April 9th 2007 versus the NASDAQ Composite Index return of 12.5%. However, from April 10th 2007 through SATSX's fiscal year end dated August 31st 2007, SATSX returned 8.07% besting the performance of the NASDAQ Comp Index return of 5.57%. Further, the more appropriate index to compare SATSX return would be the Russell 2000 Index (an index of small cap stocks). SATSX's return of 8.07% bested the Russell 2000 return of -1.91% for the same time period.

      We would like to now provide to you a brief review of our investment philosophy and process. The Fund's investment objective is to provide investors with long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of U.S. common stocks with market capitalizations between $200 million and $2 billion ("Small Cap Companies"). Satuit Capital Management, LLC (the "Adviser") will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

      The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. Small Cap Companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the "Focus List".

      The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

      Our outlook for this coming fiscal year and 2008 is extremely positive. While Wall Street Strategists and the financial press will continue to debate large cap versus small cap, we will quietly continue to remind investors that diversification and allocation are what we believe drive investment returns over the long run. And now is not the time to forget about your allocation to small cap strategies.

      Finally, if you should have any questions or comments, we would invite shareholders or prospective shareholders to call Robert Sullivan, CIO and portfolio manager of SATSX, at 843-388-6686. He would be more than happy to answer any questions you may have.

Sincerely,

Satuit Capital Management, LLC

      Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of August 31, 2007, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

               COMPARISON OF $10,000 INVESTMENT IN SATUIT CAPITAL
                      MANAGEMENT SMALL CAP FUND (FORMERLY
                    GENOMICSFUND) VS. NASDAQ COMPOSITE INDEX

                                    [CHART]

                 SATUIT SMALL CAP         NASDAQ COMPOSITE INDEX
                 ----------------         ----------------------
 3/1/00                10.0                        10.0
8/31/00                10.5                         8.8
8/31/01                 4.5                         3.8
8/31/02                 1.7                         2.7
8/31/03                 2.6                         3.8
8/31/04                 2.6                         3.8
8/31/05                 3.4                         4.5
8/31/06                 3.2                         4.6
8/31/07                 3.5                         5.4

           Past performance is not predictive of future performance.

-------------------------------------------------------------------------------

                                                Average Annual Return
                           Total Return   -------------------------------------
                           1 Year Ended   5 Years Ended       Since Inception
                             8/31/07*        8/31/07*        3/1/00 to 8/31/07*
                           ------------   -------------      ------------------
Fund:                         12.26%         15.96%               (12.73%)
Nasdaq Composite Index:       20.64%          7.54%                (7.82%)

     * The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

-------------------------------------------------------------------------------

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

-------------------------------------------------------------------------------

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2007 and held for the six months ended August 31, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------------------------------------------------------------------------------------------
                              Beginning       Ending      Expenses Paid During the Period*
                            Account Value  Account Value       March 1, 2007 through
                            March 1, 2007 August 31, 2007         August 31, 2007
------------------------------------------------------------------------------------------
Actual                         $1,000        $1,101.27                 $10.06
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,015.50                 $9.65
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

               SATUIT CAPITAL MANAGEMENT SMALL CAP FUND
      PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                            AS OF 8/31/2007
      ---------------------------------------------------------

Industry Sectors                            Percentage of Net Assets
----------------                            ------------------------

Aerospace/Defense                                  1.65%
Building                                           1.73%
Computer Software/Storage                          3.81%
Consumer Products                                  3.95%
Consulting                                         1.35%
Electronic/Equipment                               1.89%
Energy                                             5.74%
Entertainment                                      1.16%
Financial                                          5.15%
Healthcare                                        32.53%
Interenet                                          1.28%
Machinery                                          2.77%
Manufacturing                                      2.02%
Oil & Gas                                         12.02%
Retail                                             2.21%
Semi-Conductors                                    1.32%
Tech                                               1.20%
Telecommunications                                 3.51%
Transportation                                    10.91%
Travel                                             1.48%

       SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
                            SCHEDULE OF INVESTMENTS
                                August 31, 2007

      Number                                              % of     Market
      of Shares Security Description                   Net Assets  Value
      --------- --------------------                   ---------- --------

                COMMON STOCKS:                           97.68%

                AEROSPACE/DEFENSE:                        1.65%
        1,300   Teledyne Technologies Inc.*                       $ 64,883
                                                                  --------

                BUILDING:                                 1.73%
        2,900   Goodman Global, Inc.*                               67,831
                                                                  --------

                COMPUTER SOFTWARE/STORAGE:                3.81%
        2,400   Omnicell, Inc.*                                     57,936
        1,600   Progress Software Corp.*                            48,832
        3,900   Smart Modular Technologies (WWH) Inc.*              42,705
                                                                  --------
                                                                   149,473
                                                                  --------

                CONSUMER PRODUCTS:                        3.95%
          800   Chattem, Inc.*                                      49,368
        1,700   Fossil, Inc.*                                       56,967
          900   Nutrisystem, Inc.*                                  48,807
                                                                  --------
                                                                   155,142
                                                                  --------

                CONSULTING:                               1.35%
          800   Huron Consulting Group Inc*                         52,840
                                                                  --------

                ELECTRONIC/EQUIPMENT:                     1.89%
        5,200   Taser International Inc.*                           74,412
                                                                  --------

                ENERGY:                                   5.74%
          600   Core Laboratories NV*                               67,260
          600   Dawson Geophysical Co.*                             40,716
        1,400   Dril-Quip Inc.*                                     65,884
        9,400   US Bioenergy Corp.*                                 51,700
                                                                  --------
                                                                   225,560
                                                                  --------

                ENTERTAINMENT:                            1.16%
        1,800   Cedar Fair, L.P.                                    45,558
                                                                  --------

                FINANCIAL:                                5.15%
        4,200   Amtrust Financial Services                          68,754
        1,800   Dollar Financial Corp.*                             43,164
        1,300   Investment Technology Group*                        52,611
        1,500   Tower Group, Inc.                                   37,665
                                                                  --------
                                                                   202,194
                                                                  --------

       Number                                           % of     Market
       of Shares Security Description                Net Assets  Value
       --------- --------------------                ---------- ---------

                 HEALTHCARE:                           32.53%
         5,400   Applera Corp-Celera Genomics Group*               71,118
         4,500   Biomarin Pharmaceutical Inc.*                     96,660
         6,600   Biosphere Medical Inc.*                           34,320
        18,400   Decode Genetics Inc.*                             72,496
         4,200   Genomic Health Inc.*                              85,344
        10,200   Geron Corporation*                                73,338
         1,500   Illumina, Inc.*                                   72,435
        20,600   Lexicon Pharmaceuticals, Inc.*                    64,890
         1,900   Lifecell Corp.*                                   62,909
        35,200   Momogram Biosciences Inc.*                        59,136
         2,100   Myriad Genetics, Inc.*                            92,316
        11,200   Orchard Cellmark Inc.*                            68,768
         1,900   Par Pharmaceutical Cos. Inc.*                     42,541
        10,600   Sangamo Biosciences Inc.*                        116,494
         2,000   Sciele Pharma, Inc.*                              46,160
         7,600   Seattle Genetics Inc.*                            77,976
         5,500   Vanda Pharmaceutical Inc.*                        82,115
        21,100   Xoma Ltd.*                                        58,447
                                                                ---------
                                                                1,277,463
                                                                ---------

                 INTERNET:                              1.28%
         2,600   Global Sources Ltd.*                              50,128
                                                                ---------

                 MACHINERY:                             2.77%
           900   Bucyrus International Inc.                        56,241
         1,400   Wabtec Corp.                                      52,458
                                                                ---------
                                                                  108,699
                                                                ---------

                 MANUFACTURING:                         2.02%
         1,400   II-VI Inc.*                                       43,680
         1,000   RBC Bearings Inc.*                                35,500
                                                                ---------
                                                                   79,180
                                                                ---------

                 OIL & GAS:                            12.02%
         1,300   Arena Resources, Inc.*                            79,768
         1,000   ATP Oil & Gas Corp.*                              43,050
         1,100   Carbo Ceramics, Inc.                              51,480
         1,200   Flotek Industries, Inc.*                          45,324
         1,100   GMX Resources, Inc.*                              33,506
         1,100   Gulfmark Offshore, Inc*                           50,435

      Number                                            % of     Market
      of Shares Security Description                 Net Assets  Value
      --------- --------------------                 ---------- ---------
        1,500   Interoil Corporation*                              53,175
        9,200   Kodiak Oil & Gas Corp.*                            33,120
        2,100   Parallel Petroleum*                                37,149
        4,600   Txco Resources Inc.*                               44,804
                                                                ---------
                                                                  471,811
                                                                ---------

                RETAIL:                                  2.21%
        3,200   Ezcorp Inc. Cl-A*                                  38,944
        2,200   Sonic Corp.*                                       48,004
                                                                ---------
                                                                   86,948
                                                                ---------

                SEMI-CONDUCTORS:                         1.32%
        2,400   Silicon Motion Technology Corp. ADR*               51,840
                                                                ---------

                TECH:                                    1.20%
        3,600   Aspen Technology, Inc.*                            47,232
                                                                ---------

                TELECOMMUNICATIONS:                      3.51%
        2,100   China Medical Technologies, Inc. ADR               72,009
        4,000   Smith Micro Software Inc.                          65,960
                                                                ---------
                                                                  137,969
                                                                ---------

                TRANSPORTATION:                         10.91%
        1,500   Diana Shipping Inc.                                39,825
        1,800   Dryships, Inc.                                    128,448
        2,400   Eagle Bulk Shipping, Inc.                          63,264
        3,700   Navios Maritime Holdings, Inc.                     45,140
        3,300   Quintana Maritime Ltd.                             57,288
        1,300   TBS International Ltd-A*                           47,463
        2,600   Ultrapetrol Ltd.*                                  46,852
                                                                ---------
                                                                  428,280
                                                                ---------

                TRAVEL:                                  1.48%
         1500   Ambassadors Group                                  58,155
                                                                ---------
                TOTAL INVESTMENTS:
                (Cost: $3,594,917)                      97.68%  3,835,598
                Other assets, net of liabilities         2.32%     90,922
                                                       ------   ---------
                NET ASSETS                             100.00%  3,926,520
                                                       ======   =========

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $3,594,917) (Note 1)                         $  3,835,598
 Cash                                                                                        24,049
 Receivable for dividends                                                                       464
 Due from advisor (Note 2)                                                                   59,253
 Prepaid assets                                                                              10,055
                                                                                       ------------
     TOTAL ASSETS                                                                         3,929,419
                                                                                       ------------

LIABILITIES
 Accrued 12b-1 fees                                                                             186
 Other accrued expenses                                                                       2,714
                                                                                       ------------
     TOTAL LIABILITIES                                                                        2,899
                                                                                       ------------

NET ASSETS                                                                             $  3,926,520
                                                                                       ============

 Net Assets Consist of:

 Paid-in-capital applicable to 1,129,382 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                           $ 26,736,316
 Accumulated net realized gain (loss) on investments                                    (23,050,477)
 Net unrealized appreciation (depreciation) of investments                                  240,681
                                                                                       ------------

 Net Assets                                                                            $  3,926,520
                                                                                       ============

 Net Asset Value Per Share
   ($3,926,520/ 1,129,382 shares outstanding)                                          $       3.48
                                                                                       ============

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
STATEMENT OF OPERATIONS

Year ended August 31, 2007
--------------------------------------------------------------------------------

 INVESTMENT INCOME
  Dividend                                                          $   9,654
                                                                    ---------
 EXPENSES
  Investment advisory fees (Note 2)                                    46,922
  12b-1 fees (Note 2)                                                  11,494
  Custody fees                                                          4,203
  Accounting fees (Note 2)                                             15,000
  Recordkeeping and administrative services (Note 2)                   30,000
  Registration fees (Note 2)                                           20,290
  Transfer agent fees (Note 2)                                         36,303
  Shareholder servicing and reports (Note 2)                           26,141
  Professional fees                                                    51,471
  Compliance fees                                                       5,909
  Directors fees                                                        9,340
  Insurance                                                               942
  Miscellaneous                                                        11,389
                                                                    ---------
  Total expenses                                                      269,404
    Fee waivers and reimbursed expenses (Note 2)                     (182,092)
                                                                    ---------
  Expenses, net                                                        87,312
                                                                    ---------
  Net investment income (loss)                                        (77,658)
                                                                    ---------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                             (56,571)
  Change in net unrealized appreciation/depreciation on investments   672,796
                                                                    ---------
  Net realized and unrealized gain (loss) on investments              616,225
                                                                    ---------
  Increase (decrease) in net assets from operations                 $ 538,567
                                                                    =========

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     Year ended      Year ended
                                                                   August 31, 2007 August 31, 2006
                                                                   --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $   (77,658)    $  (109,174)
 Net realized gain (loss) on investments                                 (56,571)        209,424
 Change in net unrealized appreciation/depreciation on investments       672,796        (527,910)
                                                                     -----------     -----------
 Increase (decrease) in net assets from operations                       538,567        (427,660)
                                                                     -----------     -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                             406,491       1,036,909
 Shares redeemed                                                      (2,115,042)     (1,885,541)
                                                                     -----------     -----------
 Increase (decrease) in net assets from capital share transactions    (1,708,551)       (848,632)
                                                                     -----------     -----------
NET ASSETS
 Increase (decrease) during year                                      (1,169,984)     (1,276,292)
 Beginning of year                                                     5,096,504       6,372,796
                                                                     -----------     -----------
 End of year                                                         $ 3,926,520     $ 5,096,504
                                                                     ===========     ===========

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                   Year ended August 31,
                                            -------------------------------------------------------------
                                                 2007          2006        2005         2004           2003
                                            -------        ------        -------   -------        -------
Net asset value, beginning of year          $  3.10        $ 3.31        $  2.48   $  2.53        $  1.66
                                            -------        ------        -------   -------        -------
Investment activities
 Net investment income (loss)                 (0.07)        (0.07)         (0.05)    (0.06)         (0.04)
 Net realized and unrealized gain (loss) on
   investments                                 0.45         (0.14)          0.88      0.01           0.91
                                            -------        ------        -------   -------        -------
 Total from investment activities              0.38         (0.21)          0.83     (0.05)          0.87
                                            -------        ------        -------   -------        -------
Net asset value end of year                 $  3.48        $ 3.10        $  3.31   $  2.48        $  2.53
                                            =======        ======        =======   =======        =======
Ratios/Supplemental Data
Total Return                                  12.26%        (6.34%)        33.47%    (1.98%)        52.41%
                                            =======        ======        =======   =======        =======
Ratio to average net assets/ (A)/
 Expenses                                      1.90%         1.96%/(B)/     1.90%     1.94%/(B)/     1.95%/(B)/
 Expense ratio - net                           1.90%/(C)/    1.90%/(C)/     1.90%     1.90%/(C)/     1.90%/(C)/
 Net investment loss                          (1.69%)/(C)/  (1.84%)/(C)/   (1.64%)   (1.82%)/(C)/   (1.90%)/(C)/
Portfolio turnover rate                      123.88%        34.60%        305.38%   159.84%        134.87%
Net assets, end of year
  (000's)                                   $ 3,927        $5,097        $ 6,373   $ 5,585        $ 9,798

/(A)/ Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 3.95% for the year ended August 31, 2007; 1.80% for the year ended August 31, 2006; 1.86% for the year ended August 31, 2005; 1.69% for the year ended August 31, 2004; and 1.51% for the year ended August 31, 2003.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2007
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Management Small Cap Fund (formerly GenomicsFund) (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on March 1, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock. Effective April 10, 2007, the Fund changed its name from Genomicsfund to Satuit Capital Management Small Cap Fund. On October 25, 2007, shareholders approved the reorganization of the Fund as a separate series of Satuit Capital Management Trust, to be effective on or about November 1, 2007. See Note 6 for further discussion.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses. Effective April 10, 2007, the Fund changed its investment strategy to focus on equity securities of small cap companies.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of August 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2007, the Fund decreased undistributed net investment loss by $77,658 and decreased paid in capital by $77,658.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. CCM has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2007. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("SCM"), the sub-advisor, pursuant to which SCM furnishes sub-advisory services to the adviser for the benefit of the Fund. The fees of the sub-advisor are paid by the Advisor from its advisory fee. For the year ended August 31, 2007, CCM earned and waived $46,922 in advisory fees and reimbursed expenses of $135,170. As of August 31, 2007, $59,253 was due from the advisor, which was paid in October, 2007.

      CCM may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2007 was $651,339 and expires as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2008  124,666
                            August 31, 2009  123,021
                            August 31, 2010  114,816
                            August 31, 2011  106,744
                            August 31, 2012  182,092
                                            --------
                               Total        $651,339
                                            ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the year ended August 31, 2007, there was $11,494 of distribution expenses incurred.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the year ended August 31, 2007. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2007, the CDSC for Fund shares redeemed was $2,940.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $20,290 of registration fees expense incurred and the $26,141 of shareholder services and reports expense incurred, CSS received $1,605 and $1,248, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets, with a $30,000 annual minimum. CSS earned and received $30,000 for its services for the year ended August 31, 2007.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned and received $36,303 for its services for the year ended August 31, 2007.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA earned and received $15,000 for its services for the year ended August 31, 2007.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CCM, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2007, aggregated $5,583,462 and $7,334,685, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the year ended August 31, 2007 or the year ended August 31, 2006.

      As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

    Accumulated net realized gain (loss) on investments       $(23,022,328)
    Net unrealized appreciation (depreciation) on investments      240,681
    Post October losses                                            (28,149)
                                                              ------------
    Total                                                     $(22,809,796)
                                                              ============

      As of August 31, 2007, the Fund has capital loss carryforwards of $23,022,328 available to offset future capital gains, if any, expiring $8,679,205 in 2010, $8,378,666 in 2011, $5,921,193 in 2012, and $43,264 in 2015.

      As of August 31, 2007, cost for Federal Income tax purpose is $3,594,917 and net unrealized appreciation (depreciation) on investments consists of:

      Gross unrealized appreciation on investments              $ 500,506
      Gross unrealized depreciation on investments               (259,825)
                                                                ---------
      Net unrealized appreciation (depreciation) on investments $ 240,681
                                                                =========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Summary of capital stock transactions was:

                                   Year ended             Year ended
                                August 31, 2007        August 31, 2006
                             ---------------------  ---------------------
                              Shares      Value      Shares      Value
                             --------  -----------  --------  -----------
     Shares sold              122,062  $   406,491   305,057  $ 1,036,909
     Shares redeemed         (636,905)  (2,115,042) (583,941)  (1,885,541)
                             --------  -----------  --------  -----------
     Net increase (decrease) (514,843) $(1,708,551) (278,884) $  (848,632)
                             ========  ===========  ========  ===========

NOTE 6 - SPECIAL MEETING OF SHAREHOLDERS

      A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on October 25, 2007. This Special Meeting was called to approve (1) a change to the Fund's fundamental investment restriction pertaining to industry concentration ; and (2) to approve an Agreement and Plan of Reorganization (the "Plan") providing for a reorganization of the Fund as a separate series of the Satuit Capital Management Trust, to be effective on or about November 1, 2007. The number of shares voting for approval of the change to the fundamental investment restriction was 457,364 for (77.28%); 73,363 against (12.40%) and 61,132 abstained (10.33%). The number of shares voting for approval of the Plan was 460,088 for (77.74%); 69,973 against (11.82%) and 61,798 abstained (10.44%).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

      We have audited the accompanying statement of assets and liabilities of the Satuit Capital Management Small Cap Fund (formerly Genomics Fund), a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Satuit Capital Management Small Cap Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 26, 2007

SUPPLEMENTAL INFORMATION (unaudited)

The World Funds, Inc.
(the "Company")

      Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free,
(800) 527-9525.

Name, Address and         Position(s) Held Number of   Principal Occupation(s)             Other
Year Born                 with Company     Funds in    During the Past Five (5) Years      Directorships by
                          and Tenure       the Company                                     Directors and
                                           Overseen                                        Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Interested Directors:
-----------------------------------------------------------------------------------------------------------
* John Pasco, III/ (1)/   Chairman,            10      Treasurer and Director of            The World
8730 Stony Point Parkway, Director and                 Commonwealth Shareholder             Insurance
Suite 205                 Treasurer since              Services, Inc. ("CSS"), the          Trust - 1 Fund
Richmond, VA 23235        May, 1997                    Company's Administrator, since
(1945)                                                 1985; President and Director of
                                                       First Dominion Capital Corp.
                                                       ("FDCC"), the Company's
                                                       underwriter; President and Director
                                                       of Fund Services, Inc., the
                                                       Company's Transfer and Disbursing
                                                       Agent since 1987; President and
                                                       Treasurer of Commonwealth
                                                       Capital Management, Inc. since
                                                       1983, President of Commonwealth
                                                       Capital Management, LLC, since
                                                       1984; President and Director of
                                                       Commonwealth Fund Accounting,
                                                       Inc., which provides bookkeeping
                                                       services to the Company; and
                                                       Chairman and Trustee of The World
                                                       Insurance Trust, a registered
                                                       investment company, since May,
                                                       2002. Mr. Pasco is also a certified
                                                       public accountant.
-----------------------------------------------------------------------------------------------------------

Name, Address and     Position(s) Held Number of   Principal Occupation(s)              Other
Year Born             with Company     Funds in    During the Past Five (5) Years       Directorships by
                      and Tenure       the Company                                      Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Interested Directors (continued):
--------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr./(2)/ Director since   10          Retired. Manager of the Customer     The World
8730 Stony Point      May, 1997                    Services Operations and Accounting   Insurance
Parkway, Suite 205                                 Division of the Potomac Electric     Trust - 1 Fund;
Richmond, VA 23235                                 Power Company; from August,          Satuit Capital
(1940)                                             1978 until April, 2005; a Trustee of Management
                                                   World Insurance Trust, a registered  Trust - 1 Fund.
                                                   investment company, since May,
                                                   2002; a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since October,
                                                   2002; and a Trustee of Janus
                                                   Advisors Series Trust, a registered
                                                   investment company, from 2003 to
                                                   2005.
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
William E. Poist      Director since   10          Financial and Tax Consultant         The World
8730 Stony Point      May, 1997                    through his firm Management          Insurance
Parkway, Suite 205                                 Consulting for Professionals since   Trust - 1 Fund;
Richmond, VA 23235                                 1974; a Trustee of Satuit Capital    Satuit Capital
(1939)                                             Management Trust, a registered       Management
                                                   investment company, since            Trust - 1 Fund.
                                                   November, 2003; and a Trustee of
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002. Mr. Poist is also a certified
                                                   public accountant.
--------------------------------------------------------------------------------------------------------
Paul M. Dickinson     Director since   10          President of Alfred J. Dickinson,    The World
8730 Stony Point      May, 1997                    Inc. Realtors since April, 1971; a   Insurance
Parkway, Suite 205                                 Trustee of Satuit Capital            Trust - 1 Fund;
Richmond, VA 23235                                 Management Trust, a registered       Satuit Capital
(1947)                                             investment company, since            Management
                                                   November, 2003; and Trustee of       Trust - 1 Fund.
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002.
--------------------------------------------------------------------------------------------------------

Name, Address and        Position(s) Held  Number of   Principal Occupation(s)              Other
Year Born                with Company      Funds in    During the Past Five (5) Years       Directorships by
                         and Tenure        the Company                                      Directors and
                                           Overseen                                         Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
* Leland H. Faust        President of the  N/A         President of CSI Capital             N/A
600 California Street    CSI Equity Fund               Management, Inc., a registered
18/th/ Floor             series since                  investment adviser, since 1978.
San Francisco, CA 94108  October, 1997                 Partner in the law firm Taylor &
(1946)                                                 Faust since September, 1975.
------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.    Vice President    N/A         President of Third Millennium        N/A
1185 Avenue of the       of the Company                Investment Advisors, LLC, a
Americas, 32/nd/ Floor   and President of              registered investment adviser, since
New York, New York 10036 the Third                     April, 1998; and Director of Teton
(1941)                   Millennium                    Energy Corporation since 1993.
                         Russia Fund
                         series since
                         October, 1998
------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan     Vice President    N/A         Chairman, President and Treasurer    N/A
2807 Gaston Gate         of the Company                of Satuit Capital Management Trust,
Mt. Pleasant, SC 29466   and President of              an open-end investment
(1960)                   the Genomics                  management company, since
                         Fund series                   December, 2000; Managing
                         since January,                Director and Investment Officer of
                         2003.                         Satuit Capital Management, LLC, a
                                                       registered investment adviser, from
                                                       June, 2000 to Present.
------------------------------------------------------------------------------------------------------------
* Jeffrey W. Taylor      Vice President    N/A         Chief Operating Officer of Dividend  N/A
518 17/th/ Street        of the Company,               Capital Investments LLC
Suite 1200               and President of              (investment adviser) since
Denver, CO 80202         the Dividend                  December, 2005; Vice President of
(1973)                   Capital Realty                Business Services from February,
                         Income Fund                   2004 to December, 2005; Product
                         series since                  Manager, INVESCO Inc. from July,
                         March, 2006.                  2003 to January, 2004; and Manager
                                                       of Marketing and Business
                                                       Analytics, INVESCO Funds Group
                                                       Inc. from 1999 to 2003.
------------------------------------------------------------------------------------------------------------
* Gunter Faschang        Vice President    N/A         Vice President, Vontobel Asset       N/A
450 Park Avenue          of the Company                Management (investment adviser)
New York, New York 10022 and President of              since 2001 and head of Eastern
(1972)                   the Eastern                   European equity management and
                         European Equity               research, Vontobel Asset
                         Fund series since             Management AG since 2001.
                         May, 2001.
------------------------------------------------------------------------------------------------------------

Name, Address and            Position(s) Held Number of    Principal Occupation(s)              Other
Year Born                    with Company     Funds in the During the Past Five (5) Years       Directorships by
                             and Tenure       Company                                           Directors and
                                              Overseen                                          Number of Funds
                                                                                                in the Complex
                                                                                                Overseen
----------------------------------------------------------------------------------------------------------------
Officers (continued):
----------------------------------------------------------------------------------------------------------------
* J. Allen Gray              Vice President       N/A      Managing Partner at Osprey                 N/A
Shrewsbury Executive Center  of the Company                Partners Investment Management,
II 1040 Broad Street         and President of              LLC (investment adviser) since
Shrewsbury, New Jersey 07702 the Osprey                    2004; Principal at Osprey Partners
(1961)                       Concentrated                  Investment Management, LLC
                             Large Cap                     from 2002 to 2004; Senior Vice
                             Value Equity                  President at Osprey Partners
                             Fund series                   Investment Management, LLC
                             since                         from 1999 to 2002.
                             September,
                             2006.
----------------------------------------------------------------------------------------------------------------
Karen M. Shupe               Secretary since      N/A      Executive Vice President of                N/A
8730 Stony Point Parkway,    2005 and                      Administration and Accounting,
Suite 205                    Treasurer since               Commonwealth Shareholder
Richmond, VA 23235           2006                          Services, Inc. since 2003; Financial
(1964)                                                     Reporting Manager,
                                                           Commonwealth Shareholder
                                                           Services, Inc., from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------
David D. Jones, Esq.         Chief                N/A      Co-founder and Managing                    N/A
230 Spring Hills Drive       Compliance                    Member of Drake Compliance,
Suite 340                    Officer                       LLC (compliance consulting) since
Spring, TX 77380                                           2004; founder and controlling
(1957)                                                     shareholder of David Jones &
                                                           Associates (law firm) since 1998;
                                                           President and Chief Executive
                                                           Officer of Citco Mutual Fund
                                                           Services, Inc. from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------

/(1)/Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to the Genomicsfund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Fund Services, Inc., the Company's Transfer and Disbursing Agent.
/(2)/Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, a series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)

Supplemental Information
(unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors of the Company (the "Board") held on May 21, 2007, (the "Meeting"), the Board, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), re-approved (i) the investment advisory agreement between the Company, on behalf of the Fund, and Commonwealth Capital Management, LLC ("CCM") and (ii) the investment sub-advisory agreement (together with the advisory agreement, the "Agreements") between CCM and Satuit Capital Management LLC ("SCM"), relating to the Fund.

      In preparation for the Meeting, the Board requested and reviewed a wide variety of information from CCM and SCM, including written materials provided by CCM and SCM regarding: (i) the nature, extent and quality of the services to be provided by CCM and SCM; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by CCM and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Agreements, the Board considered many factors, including the following:

      (i) The nature, extent and quality of services provided by CCM and SCM. The Board reviewed the services that CCM and SCM provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by SCM in managing the Fund. Additionally, representatives from SCM joined the Meeting, and along with a representative from CCM, provided the Board with a presentation regarding CCM's and SCM's management of the Fund. The Board considered and discussed, among other things, the Fund's performance, market conditions, the liquidity of the Fund's portfolio and SCM's trading practices. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by CCM and SCM.

      (ii) Investment performance of the Fund and CCM and SCM. The Board, using written materials provided by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods ended March 31, 2007. In particular, the Board noted that the Fund's performance was within the range of its peer group and the Lipper Index, and concluded that it was satisfied with the investment performance of the Fund.

      (iii) Consideration of advisory fee; Cost of advisory services and level of profitability of CCM and SCM from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and the profitability of CCM. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. In reviewing the advisory fee, the Board considered fees paid by other small cap funds of comparable size and investment objective, noting that the advisory fee received by CCM was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

      (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by CCM from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed SCM's financial condition with representatives from SCM at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered CCM's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

      (v) Other considerations. The Board also determined that CCM and SCM have made a significant entrepreneurial commitment to the management and success of the Fund, reflected by CCM's expense limitation and fee waiver arrangement with the Fund.

      After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Agreements contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors of the Company, unanimously approved the Agreements.

Investment Adviser:

   Commonwealth Capital Management, LLC
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (800) 527-9525, or visit us online at www.theworldfunds.com.
                                 Annual Report
                                to Shareholders

                   SATUIT CAPITAL MANAGEMENT SMALL CAP FUND
                            (formerly GENOMICSFUND)

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2007

                         Annual Report to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

                      For the Year Ended August 31, 2007

      Fund Performance. Your Fund increased in value 19.24% this past fiscal year. The average annual total return for the three year period was 33.21%; for the five year period 36.92%. Our strategy of emphasizing domestic stocks over oil and gas positions has been vindicated as we outperformed the RTS Index which is weighted towards oil and gas.

      Russian Companies. In fact, our largest holding, Sberbank, has been expanding smartly into mortgage banking, utilizing conservative underwriting standards compared to the U.S., and consumer finance, which are high growth areas in an economy where the balance sheets of households are only beginning to be unlocked. Overall, we have placed recent emphasis on the domestic economy stocks which are performing well.

      X5, a food retailer, has the top same store growth in Russia, 18%. Kalina has great brand strength and is expanding into beauty clinics. Severstal Auto is the most profitable Russian automaker. Another transport/consumer winner is Aeroflot, one of the world's most profitable airlines. Pharmacy 36.6 is the leading consolidator in the pharmacy market, but is having some problems controlling costs in its roll-up endeavors. But its same store sales are increasing 35% and it has good growth in its own-branded products....all of these companies are consumer-oriented.

      The usage factor, or ARPU, has been expanding dramatically with our two cell phone operators, Vimpelcom and Mobile Telesystems due to the strong rise in consumer disposable income. Our real estate holding, Open, has also shown good growth, expanding its residential housing portfolio as well as commercial properties.

      In the non-consumer sphere, Uralkaliy, the potash giant, has gotten some favorable export agreements. We added another fertilizer name this year, Silvinit, which is undervalued compared to Uralkaliy. We own their preferred stock which pays a good dividend. Other commodities companies include VSMPO, the titanium leader, which has entered into long term contracts with Boeing and Airbus, and, of course, Norilsk which goes from strength to strength.

      Among other sectors, we continue to have a positive outlook for our wireline holdings and the utility industry reorganization is entering its final stages. Lukoil is clearly undervalued at this point and we believe there will be a strong showing in the next few months by it and our gas industry holdings, Gazprom and Novatek.

      Politics and Political Risk. This is the quadrennial political season in Russia, with the State Duma (the national legislature) up for election in December and a new President to be elected to succeed Vladimir Putin in March 2008. My sense is that United Russia, Putin's party, will again win control in the Duma and that he will endorse a candidate to succeed him who will also gain election.

      The more serious political risk felt in the market place so far this year has resulted from mismanaged public relations challenges facing the Kremlin. Having recently given itself a self-upgrade to great power status, Russia does have to deal with various provocations which it has faced, such as NATO missiles proposed to be stationed in Poland and the Czech Republic as part of our "star wars" program to intercept nuclear missiles from North Korea and/or Iran, and any explosions presumably to take place over the Russian Federation. Our U.S. Secretary of State stated that Russia's concerns were "ludicrous," hardly an example of diplomacy, but the Russians over-reacted, as they frequently do, talking about re-positioning their own nuclear-armed missiles towards Western Europe ....... and so it goes.

Rest of the Year

      The equity indices of the world's major emerging economies are surging to new record highs on a mixture of rising commodity prices and investors looking for both safety and growth. Among the BRIC countries, Russia is still a significant laggard. Part of the reason is the predominance of oil and gas sector shares. But a major reason that has kept investors shy of Russia all year, as mentioned, is the uncertainty surrounding the political transition and the growth drivers for next year. As these are now becoming clearer, the case for Russia is also becoming stronger. The recent cabinet changes by new Prime Minister Zubkov help in that process and appear to be well received by investors. It is a cabinet that, along with Putin's declared intention to remain "influential" after March, represents both a continuation of stability and part of the platform for growth.

      Russia as sovereign borrower, the companies in your portfolio, and Russian households remain extremely under-leveraged by world standards. Oil futures are at record highs, other commodities are in demand, the Russian ruble remains one of the most stable currencies and the Russian middle class is growing rapidly. In short, fundamentals are strong.

      Thank you for your continuing support.

                                    John T. Connor, Jr.
                                    Portfolio Manager

Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of August 31, 2007, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

                      COMPARISON OF $10,000 INVESTMENT IN
        THIRD MILLENNIUM RUSSIA FUND CLASS A VS. THE RTS INDEX

                                    [CHART]

              THIRD MILLENIUM                    THE RTS
                 RUSSIA FUND                      INDEX
               ---------------              -----------------
 10/1/1998          10,000                       10,000
 8/31/1999          13,000                       31,000
 8/31/2000          25,000                       73,000
 8/31/2001          21,000                       31,000
 8/31/2002          26,000                       51,000
 8/31/2003          40,000                       81,000
 8/31/2004          53,000                       95,000
 8/31/2005          83,000                      141,000
 8/31/2006         111,000                      295,000
 8/31/2007         131,874                      466,219

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

                                       Class A
-------------------------------------------------------------------------------------
                                                         Average Annual Return
                                                   ----------------------------------
                             Total Return One Year   Five Years     Since Inception
                                Ended 8-31-07*     Ended 8-31-07* 10-1-98 to 8-31-07*
                             --------------------- -------------- -------------------
Third Millennium Russia Fund        12.38%             37.18%           33.53%
RTS Index                           17.81%             41.97%           53.83%

    * The total return shown does not reflect the deduction of taxes that a shareholder
         would pay on Fund distributions or redemption of Fund shares

  The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

  (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                     COMPARISON OF $10,000 INVESTMENT IN
           THIRD MILLENNIUM RUSSIA FUND CLASS C VS. THE RTS INDEX

                                    [CHART]

              THIRD MILLENIUM                   THE RTS
               RUSSIA FUND                       INDEX
              ----------------             -----------------
12/3/2003          10,000                         10,000
8/31/2004          11,000                         11,000
8/31/2005          16,000                         17,000
8/31/2006          21,000                         35,000
8/31/2007          24,906                         35,003

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

                                Class C
------------------------------------------------------------------------
                                                   Average Annual Return
                             Total Return One Year    Since Inception
                                 Ended 8-31-07      12-3-03 to 8-31-07*
                             --------------------- ---------------------
Third Millennium Russia Fund        16.19%                27.57%
The RTS Index                       17.81%                39.69%

    * The total return shown does not reflect the deduction of taxes that a shareholder
         would pay on Fund distributions or redemption of Fund shares

  The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

  (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                     COMPARISON OF $10,000 INVESTMENT IN
        THIRD MILLENNIUM RUSSIA FUND CLASS I VS. THE RTS INDEX

                                    [CHART]

              THIRD MILLENIUM                   THE RTS
                RUSSIA FUND                      INDEX
              ----------------              -----------------
1/30/2004         10,000                         10,000
8/31/2004         10,000                         10,000
8/31/2005         17,000                         15,000
8/31/2006         24,000                         31,000
8/31/2007         28,170                         31,417

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


                                Class I
------------------------------------------------------------------------
                                                   Average Annual Return
                             Total Return One Year    Since Inception
                                Ended 8-31-07*      1-30-04 to 8-31-07*
                             --------------------- ---------------------
Third Millennium Russia Fund        19.31%                33.45%
The RTS Index                       17.81%                37.57%

    * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

  The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia's most active stocks traded on the RTS.

  (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

THIRD MILLENNIUM RUSSIA FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2007 and held for the six months ended August 31, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Expenses Paid During
                              Beginning       Ending             Period*
                            Account Value  Account Value  March 1, 2007 through
A CLASS                     March 1, 2007 August 31, 2007    August 31, 2007
-------------------------------------------------------------------------------
Actual                         $1,000        $1,022.08           $14.02
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,011.25           $13.94
-------------------------------------------------------------------------------

                                                          Expenses Paid During
                              Beginning       Ending             Period*
                            Account Value  Account Value  March 1, 2007 through
C CLASS                     March 1, 2007 August 31, 2007    August 31, 2007
-------------------------------------------------------------------------------
Actual                         $1,000        $1,013.06           $17.76
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,007.50           $17.71
-------------------------------------------------------------------------------
                                                          Expenses Paid During
                              Beginning       Ending             Period*
                            Account Value  Account Value  March 1, 2007 through
I CLASS                     March 1, 2007 August 31, 2007    August 31, 2007
-------------------------------------------------------------------------------
Actual                         $1,000        $1,025.92           $12.77
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,012.50           $12.68
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                          Third Millennium Russia Fund
       Portfolio Holdings by Industry Sector as Percentage of Net Assets
                                as of 8/31/2007

                                     [CHART]

Industry Sector                      Percentage of Net Assets
---------------                      ------------------------
Agriculture                                6.39%
Cellular Telecommunication                 8.59%
Construction                               3.29%
Consumer                                  16.26%
Financial                                 14.31%
Gas Distribution                           6.16%
Natural Resources                         12.37%
Oil Distribution                           4.61%
Steel                                      2.98%
Transportation                             4.43%
Utilities                                 12.00%
Wireline Telecommunication                 5.90%

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2007

           Number                                 % of      Market
           of Shares Security Description      Net Assets   Value
           --------- --------------------      ---------- -----------

                     COMMON STOCK:               97.29%

                     AGRICULTURE/CHEMICALS:       6.39%
              10,000 Azot Joint GDR*                      $   649,809
               3,592 Silvinit Preferred*                  $   944,696
           1,600,000 Uralkaliy                              4,640,000
                                                          -----------
                                                            6,234,505
                                                          -----------

                     CELLULAR
                     TELECOMMUNICATION:           8.59%
              60,000 Mobile Telesystems                       654,000
              60,000 Mobile Telesystems ADR                 3,969,600
             155,000 Vimpel Communications ADR              3,758,750
                                                          -----------
                                                            8,382,350
                                                          -----------

                     CONSTRUCTION:                3.29%
                  40 Evrocement Group*                        700,000
               4,000 Mostotrest OAO*                        2,000,000
                  50 UBS AG London WTS*                       510,000
                                                          -----------
                                                            3,210,000
                                                          -----------

                     CONSUMER:                   16.26%
              63,882 Kalina Concern GDR 144A                2,312,529
             258,352 Open Investments*                      9,203,790
              10,000 Pharmacy Chain 36.6*                     785,000
              55,000 RBC Information Systems*                 409,750
             100,000 Sistema Hals GDR 144A*                 1,175,000
              55,000 TMM Real Estate*                         966,257
              30,000 X-Five Retail Group*                   1,005,000
                                                          -----------
                                                           15,857,326
                                                          -----------

                     FINANCIAL:                  14.31%
              40,000 Kazkommertsbank GDR*                     660,000
           3,500,000 Sberbank RF                           13,300,000
                                                          -----------
                                                           13,960,000
                                                          -----------

          Number                                  % of      Market
          of Shares Security Description       Net Assets   Value
          --------- --------------------       ---------- -----------

                    GAS DISTRIBUTION:             6.16%
             80,000 Gazprom RTS                           $   830,400
             85,000 Novatek OAO Spon GDR                    4,250,000
            183,554 Teton Energy Corporation*                 930,619
                                                          -----------
                                                            6,011,019
                                                          -----------

                    NATURAL RESOURCES:           12.37%
             35,000 Norilsk ADR                             7,805,000
             15,000 Verkhanaya Salda Metal                  4,260,000
                                                          -----------
                                                           12,065,000
                                                          -----------

                    OIL DISTRIBUTION:             4.61%
             17,500 Kazmunaigas ADR*                          376,250
             50,000 Lukoil Oil Co. ADR                      3,712,500
             50,000 Rosneft Oil GDR*                          410,000
                                                          -----------
                                                            4,498,750
                                                          -----------

                    STEEL:                        2.98%
             15,000 Khartsyzsky Trubny Z*                     487,357
             45,000 Novolipetsk Steel GDR 144A              1,453,500
             28,500 Severstal GDR                             485,925
             12,500 TMK--GDR                                  481,250
                                                          -----------
                                                            2,908,032
                                                          -----------

                    TRANSPORTATION:               4.43%
              8,800 Aeroflot                                2,402,400
              8,000 Gaz Auto Works                          1,108,000
             20,000 Severstal Auto                            815,000
                                                          -----------
                                                            4,325,400
                                                          -----------

                    UTILITIES:                   12.00%
          1,897,954 Rengen SHS*                             6,832,635
             30,000 Unified Energy System GDR               3,761,250
          2,500,000 Zhigulyovskaya Hyrdro                   1,112,500
                                                          -----------
                                                           11,706,385
                                                          -----------

      Number                                           % of      Market
      of Shares Security Description                Net Assets   Value
      --------- --------------------                ---------- -----------

                WIRELINE
                TELECOMMUNICATION:                      5.90%
       200,000  Comstart-United GDR                            $ 2,196,000
        20,000  Far East Telecom                                 2,793,000
        90,000  Southern Telecommunications Company                770,625
                                                               -----------
                                                                 5,759,625
                                                               -----------

                TOTAL INVESTMENTS:
                (Cost: $64,324,562)                    97.29%   94,918,392
                Other assets, net                       2.71%    2,643,983
                                                      ------   -----------
                NET ASSETS                            100.00%  $97,562,375
                                                      ======   ===========

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $64,324,562) (Note 1)                              $94,918,392
 Cash and cash equivalents                                                                     2,513,479
 Dividends receivable                                                                            307,215
 Receivable for capital stock sold                                                                45,099
 Prepaid expenses                                                                                 30,390
                                                                                             -----------
   TOTAL ASSETS                                                                               97,814,575
                                                                                             -----------

LIABILITIES
 Payable for capital stock redeemed                                                               35,910
 Accrued advisor fees                                                                            110,065
 Accrued 12b-1 fees                                                                                9,037
 Other accrued expenses                                                                           97,188
                                                                                             -----------
   TOTAL LIABILITIES                                                                             252,200
                                                                                             -----------

NET ASSETS                                                                                   $97,562,375
                                                                                             ===========
 Net Assets Consist of:
 Paid-in-capital applicable to 1,693,680 $0.01 par value shares of
   beneficial interest outstanding                                                           $54,116,908
 Accumulated net realized gain (loss) on investments and foreign currency transactions        12,851,193
 Net unrealized appreciation (depreciation) of investments and foreign currency transactions  30,594,274
                                                                                             -----------
 Net Assets                                                                                  $97,562,375
                                                                                             ===========
NET ASSET VALUE PER SHARE
 A Class
   ($92,282,250/1,601,683 shares outstanding; 20,000,000 authorized)                         $     57.62
                                                                                             ===========
 MAXIMUM OFFERING PRICE PER SHARE ($57.62 X 100/94.25)                                       $     61.14
                                                                                             ===========
 C Class
   ($2,663,680/47,670 shares outstanding; 15,000,000 authorized)                             $     55.88
                                                                                             ===========
 I Class
   ($2,616,445/44,327 shares outstanding; 15,000,000 authorized)                             $     59.03
                                                                                             ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                                                               $    96,831
 Dividends (net of $457,144 foreign taxes withheld)                                       2,563,392
                                                                                        -----------
   Total investment income                                                                2,660,223
                                                                                        -----------

EXPENSES
 Investment advisory fees (Note 2)                                                        2,107,803
 12b-1 fees, Class A (Note 2)                                                               289,666
 12b-1 and service fees, Class C (Note 2)                                                    27,370
 Recordkeeping and administrative services (Note 2)                                         238,003
 Custodian fees                                                                             318,453
 Accounting fees                                                                             56,525
 Professional fees                                                                           62,728
 Compliance fees                                                                              5,091
 Registration fees                                                                           37,900
 Transfer agent fees (Note 2)                                                               115,461
 Shareholder servicing and reports (Note 2)                                                 211,977
 Miscellaneous                                                                               82,098
                                                                                        -----------
   Total expenses                                                                         3,553,075
                                                                                        -----------
   Less management fee waiver (Note 2)                                                     (133,454)
   Custody credits (Note 3)                                                                 (75,197)
                                                                                        -----------
   Expenses, net                                                                          3,344,424
                                                                                        -----------
 Net investment income (loss)                                                              (684,201)
                                                                                        -----------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  RELATED TRANSACTIONS
 Net realized gain (loss) on investments                                                 13,640,233
 Net realized gain (loss) on foreign currency conversions                                    34,441
 Change in net unrealized appreciation/depreciation of investments and foreign currency
   transactions                                                                           8,465,099
                                                                                        -----------
 Net realized and unrealized gain (loss)                                                 22,139,773
                                                                                        -----------
 Increase (decrease) in net assets from operations                                      $21,455,572
                                                                                        ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Year end       Year ended
                                                                   August 31, 2007 August 31, 2006
                                                                   --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                       $   (684,201)   $ (1,638,048)
 Net realized gain (loss) on investments and foreign currency
   transactions                                                       13,674,674      20,767,878
 Change in unrealized appreciation/depreciation of investments         8,465,099       5,803,960
                                                                    ------------    ------------
 Increase (decrease) in net assets resulting from operations          21,455,572      24,933,790
                                                                    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                           (19,270,396)     (5,460,043)
   C Class                                                              (417,567)        (40,778)
   I Class                                                              (402,031)       (442,150)
                                                                    ------------    ------------
 Net distributions                                                   (20,089,994)     (5,942,971)
                                                                    ------------    ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                            28,075,761      88,201,749
   C Class                                                             1,549,659       2,572,175
   I Class                                                               256,000       3,485,129
 Shares reinvested
   A Class                                                            18,277,012       5,159,681
   C Class                                                               387,400          38,255
   I Class                                                               334,194         322,610
 Shares redeemed
   A Class                                                           (82,374,234)    (50,074,456)
   C Class                                                            (1,979,954)       (464,951)
   I Class                                                              (663,873)     (8,323,863)
                                                                    ------------    ------------
 Increase (decrease) in net assets from capital share transactions   (36,138,035)     40,916,329
                                                                    ------------    ------------

NET ASSETS
   Increase (decrease) during year                                   (34,772,457)     59,907,148
   Beginning of year                                                 132,334,832      72,427,684
                                                                    ------------    ------------
   End of year, (including undistributed net investment income
     (loss) of ($0) and ($14,551), respectively)                    $ 97,562,375    $132,334,832
                                                                    ============    ============

See notes to financial statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                        Class A Shares
                                            ----------------------------------------------------------------
                                                                    Years ended August 31,
                                            ----------------------------------------------------------------
                                              2007 /(1)/      2006/ (1)/      2005         2004           2003
                                            ---------       ---------       -------   -------        -------
NET ASSET VALUE
Beginning of year                            $ 56.35        $  45.44        $ 35.66   $ 30.36        $ 20.81
                                             -------        --------        -------   -------        -------
Investment activities
   Net investment income (loss)                (0.31)          (0.75)         (0.10)    (0.35)          0.03
   Net realized and unrealized gain (loss)
     on investments                            10.45           15.01          15.54      9.50          10.71
                                             -------        --------        -------   -------        -------
   Total from investment activities            10.14           14.26          15.44      9.15          10.74
                                             -------        --------        -------   -------        -------
Distributions
   Net investment income                          --              --             --     (0.03)            --
   Net realized gain                           (8.87)          (3.35)         (5.66)    (3.82)         (1.19)
                                             -------        --------        -------   -------        -------
   Total distributions                         (8.87)          (3.35)         (5.66)    (3.85)         (1.19)
                                             -------        --------        -------   -------        -------
NET ASSET VALUE
End of year                                  $ 57.62        $  56.35        $ 45.44   $ 35.66        $ 30.36
                                             =======        ========        =======   =======        =======
Ratios/Supplemental Data
Total Return                                   19.24%          32.82%         49.25%    32.15%         54.05%
                                             =======        ========        =======   =======        =======
Ratio of expenses to average net assets
Ratio to average net assets/ (A)/
 Expenses//                                     2.86% /(B)/     2.89% /(B)/    2.75%     2.76% /(B)/    2.79% /(B)/
 Expense ratio--net//                           2.75% /(C)/     2.75% /(C)/    2.75%     2.75% /(C)/    2.75% /(C)/
 Net investment income (loss)                  (0.55%)         (1.42%)        (0.28%)   (1.10%)         0.14%
Portfolio turnover rate                        46.52%          99.47%         87.94%   105.60%         57.55%
 Net assets, end of year (000's)             $92,282        $127,040        $66,165   $42,086        $21,720

/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31, 2005, 0.54% for the year ended August 31, 2004 and 1.27% for the year ended August 31, 2003.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers. /(C)/Expense ratio--net reflects the effect of the management fee waivers and custodian fee credits the fund received.
/(1)/Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   Class C Shares
                                            ---------------------------------------------------
                                                    Year ended August 31,
                                            ------------------------------------     Period ended
                                             2007 /(1)/     2006 /(1)/      2005   August 31, 2004 *
                                            ---------      ---------      ------   -----------------
NET ASSET VALUE
Beginning of period                          $55.15         $44.83        $35.41        $ 34.32
                                             ------         ------        ------        -------
Investment activities
 Net investment income (loss)                 (0.79)         (1.16)        (0.31)         (0.46)
 Net realized and unrealized gain (loss) on
   investments                                10.39          14.83         15.28           5.40
                                             ------         ------        ------        -------
 Total from investment activities              9.60          13.67         14.97           4.94
                                             ------         ------        ------        -------
Distributions
 Net investment income                           --             --            --          (0.03)
 Net realized gain                            (8.87)         (3.35)        (5.55)         (3.82)
                                             ------         ------        ------        -------
 Total distributions                          (8.87)         (3.35)        (5.55)         (3.85)
                                             ------         ------        ------        -------
NET ASSET VALUE
End of period                                $55.88         $55.15        $44.83        $ 35.41
                                             ======         ======        ======        =======
Ratios/Supplemental Data
Total Return                                  18.56%         31.88%        48.03%         16.08%
                                             ======         ======        ======        =======
Ratio of expenses to average net assets
Ratio to average net assets /(A)/
 Expenses                                      3.61% /(B)/    3.64% /(B)/   3.50%          3.51%** /(B)/
 Expense ratio--net                            3.50% /(C)/    3.50% /(C)/   3.50%          3.50%** /(C)/
 Net investment income (loss)                 (1.30%)        (2.17%)       (1.01%)        (1.02%)**
Portfolio turnover rate                       46.52%         99.47%        87.94%        105.60%
 Net assets, end of period (000's)           $2,664         $2,664        $  396        $   146

* Commencement of operations for Class C shares was December 3, 2003. ** Annualized

/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31, 2005, and 0.54% for the year ended August 31, 2004.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers. /(C)/Expense ratio--net reflects the effect of the management fee waivers and custodian fee credits the fund received.
/(1)/Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  Class I Shares
                                            -------------------------------------------------
                                                   Year ended August 31,
                                            ----------------------------------     Period ended
                                             2007 /(1)/    2006/ (1)/     2005   August 31, 2004 *
                                            ---------     ---------     ------   -----------------
NET ASSET VALUE
Beginning of period                          $57.50        $45.47       $35.66        $ 35.92
                                             ------        ------       ------        -------
Investment activities
 Net investment income (loss)                 (0.22)        (0.71)          --          (0.14)
 Net realized and unrealized gain (loss) on
   investments                                10.62         16.09        15.54          (0.12)
                                             ------        ------       ------        -------
 Total from investment activities             10.40         15.38        15.54          (0.26)
                                             ------        ------       ------        -------
Distributions
 Net investment income                           --            --           --             --
 Net realized gain                            (8.87)        (3.35)       (5.73)            --
                                             ------        ------       ------        -------
 Total distributions                          (8.87)        (3.35)       (5.73)            --
                                             ------        ------       ------        -------
NET ASSET VALUE
End of period                                $59.03        $57.50       $45.47        $ 35.66
                                             ======        ======       ======        =======
Ratios/Supplemental Data
Total Return                                  19.31%        35.46%       49.61%         11.84%
                                             ======        ======       ======        =======
Ratio of expenses to average net assets
Ratio to average net assets/ (A)/
 Expenses                                      2.61%/(B)/    2.64%/(B)/   2.50%          2.51%**/ (B)/
 Expense ratio--net                            2.50%/(C)/    2.50%/(C)/   2.50%          2.50%**/ (C)/
 Net investment income (loss)                 (0.30%)       (1.17%)      (0.02%)        (0.85%)**
Portfolio turnover rate                       46.52%        99.47%       87.94%        105.60%
 Net assets, end of period (000's)           $2,616        $2,631       $5,887        $ 1,327

*  Commencement of operations for Class I shares was January 30, 2004
** Annualized

/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31, 2005, and 0.54% for the year ended August 31, 2004.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers. /(C)/Expense ratio--net reflects the effect of the management fee waivers and custodian fee credits the fund received.
/(1)/Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2007
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000)
of its 1,050,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

Valuation

      The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of August 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Currency Translation

      The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and cash equivalents

      Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

      In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

Reclassification of Capital Accounts

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2007, the Fund decreased accumulated net investment loss by $698,752, increased paid in capital by $124,623 and decreased accumulated net realized gain/(loss) on investments by $823,375.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2007. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2007, the Advisor earned fees of $2,107,803, of which $133,454 was waived.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2007 was $744,668 and expire as follows:

                    Year Expiring                   Amount
                    -------------                  --------
                    August 31, 2008                $183,099
                    August 31, 2009                 202,729
                    August 31,2010                  225,386
                    August 31, 2012                 133,454
                                                   --------
                                                   $744,668
                                                   ========

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the year ended August 31, 2007 were $60.571. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2007, the CDSC for Fund shares redeemed was $484,668.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For
Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2007, $289,666 was incurred in Class A distribution fees and $27,370 was incurred in Class C distribution and shareholder servicing fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $37,900 of registration fees expense incurred and the $211,977 of shareholder services and reports expense incurred, CSS received $5,145 and $7,445, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets. CSS earned and received $238,003 for its services for the year ended August 31, 2007.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned and received $115,461 for its services for the year ended August 31, 2007.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2007, were $54,656,566 and $110,864,337, respectively. For the year ended August 31, 2007, the Fund received $75,197 in custody credits.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the year ended August 31, 2007 and the year ended August 31, 2005, respectively, was as follows:

                                       Year ended      Year ended
                                     August 31, 2007 August 31, 2006
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income           $        --     $  124,623
             Long term capital gains    20,089,994      5,818,348
                                       -----------     ----------
                                       $20,089,994     $5,942,971
                                       ===========     ==========

      As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

             Undistributed net investment income       $    82,500
             Accumulated net realized gain (loss) on
               investments and foreign currency
               transactions                            $12,768,693
             Unrealized appreciation (depreciation) of
               investments and foreign currency
               transactions                             30,594,274
                                                       -----------
                                                       $43,445,467
                                                       ===========

      As of August 31, 2007, cost for Federal Income tax purpose is $64,324,562 and net unrealized appreciation (depreciation) consists of:

            Gross unrealized appreciation              $31,902,483
            Gross unrealized depreciation               (1,308,209)
                                                       -----------
            Net unrealized appreciation (depreciation)
              of investment and foreign currency
              transactions                             $30,594,274
                                                       ===========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

                             Class A Shares          Class C Shares         Class I Shares
                               Year ended              Year ended             Year ended
                             August 31, 2007         August 31, 2007       August 31, 2007
                        ------------------------  --------------------  ---------------------
                          Shares        Value      Shares     Value      Shares      Value
                        ----------  ------------  -------  -----------  --------  -----------
Shares sold                511,660  $ 28,075,761   28,953  $ 1,549,659     4,360  $   256,000
Shares reinvested          342,138    18,277,012    7,427      387,400     6,108      334,194
Shares redeemed         (1,506,692)  (82,374,234) (37,022)  (1,979,954)  (11,894)    (663,873)
                        ----------  ------------  -------  -----------  --------  -----------
Net increase (decrease)   (652,894) $(36,021,461)    (642) $   (42,895)   (1,426) $   (73,679)
                        ==========  ============  =======  ===========  ========  ===========

                             Class A Shares          Class C Shares         Class I Shares
                               Year Ended              Year Ended             Year Ended
                             August 31, 2006         August 31, 2006       August 31, 2006
                        ------------------------  --------------------  ---------------------
                          Shares        Value      Shares     Value      Shares      Value
                        ----------  ------------  -------  -----------  --------  -----------
Shares sold              1,636,828  $ 88,201,749   47,334  $ 2,572,175    67,931  $ 3,485,129
Shares reinvested          109,292     5,159,681      822       38,255     6,849      322,610
Shares redeemed           (947,200)  (50,074,456)  (8,670)    (464,951) (158,503)  (8,323,863)
                        ----------  ------------  -------  -----------  --------  -----------
Net increase (decrease)    798,920  $ 43,286,974   39,486  $ 2,145,479   (83,723) $(4,516,124)
                        ==========  ============  =======  ===========  ========  ===========

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have nor, were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Third Millennium Russia Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

                                                       TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 26, 2007

SUPPLEMENTAL INFORMATION (unaudited)

The World Funds, Inc.
(the "Company")

      Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free,
(800) 527-9525.

Name, Address and         Position(s) Held Number of   Principal Occupation(s)             Other
Year Born                 with Company     Funds in    During the Past Five (5) Years      Directorships by
                          and Tenure       the Company                                     Directors and
                                           Overseen                                        Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Interested Directors:
-----------------------------------------------------------------------------------------------------------
* John Pasco, III/ (1)/   Chairman,            10      Treasurer and Director of            The World
8730 Stony Point Parkway, Director and                 Commonwealth Shareholder             Insurance
Suite 205                 Treasurer since              Services, Inc. ("CSS"), the          Trust - 1 Fund
Richmond, VA 23235        May, 1997                    Company's Administrator, since
(1945)                                                 1985; President and Director of
                                                       First Dominion Capital Corp.
                                                       ("FDCC"), the Company's
                                                       underwriter; President and Director
                                                       of Fund Services, Inc., the
                                                       Company's Transfer and Disbursing
                                                       Agent since 1987; President and
                                                       Treasurer of Commonwealth
                                                       Capital Management, Inc. since
                                                       1983, President of Commonwealth
                                                       Capital Management, LLC, since
                                                       1984; President and Director of
                                                       Commonwealth Fund Accounting,
                                                       Inc., which provides bookkeeping
                                                       services to the Company; and
                                                       Chairman and Trustee of The World
                                                       Insurance Trust, a registered
                                                       investment company, since May,
                                                       2002. Mr. Pasco is also a certified
                                                       public accountant.
-----------------------------------------------------------------------------------------------------------

Name, Address and     Position(s) Held Number of   Principal Occupation(s)              Other
Year Born             with Company     Funds in    During the Past Five (5) Years       Directorships by
                      and Tenure       the Company                                      Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Interested Directors (continued):
--------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr./(2)/ Director since   10          Retired. Manager of the Customer     The World
8730 Stony Point      May, 1997                    Services Operations and Accounting   Insurance
Parkway, Suite 205                                 Division of the Potomac Electric     Trust - 1 Fund;
Richmond, VA 23235                                 Power Company; from August,          Satuit Capital
(1940)                                             1978 until April, 2005; a Trustee of Management
                                                   World Insurance Trust, a registered  Trust - 1 Fund.
                                                   investment company, since May,
                                                   2002; a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since October,
                                                   2002; and a Trustee of Janus
                                                   Advisors Series Trust, a registered
                                                   investment company, from 2003 to
                                                   2005.
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
William E. Poist      Director since   10          Financial and Tax Consultant         The World
8730 Stony Point      May, 1997                    through his firm Management          Insurance
Parkway, Suite 205                                 Consulting for Professionals since   Trust - 1 Fund;
Richmond, VA 23235                                 1974; a Trustee of Satuit Capital    Satuit Capital
(1939)                                             Management Trust, a registered       Management
                                                   investment company, since            Trust - 1 Fund.
                                                   November, 2003; and a Trustee of
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002. Mr. Poist is also a certified
                                                   public accountant.
--------------------------------------------------------------------------------------------------------
Paul M. Dickinson     Director since   10          President of Alfred J. Dickinson,    The World
8730 Stony Point      May, 1997                    Inc. Realtors since April, 1971; a   Insurance
Parkway, Suite 205                                 Trustee of Satuit Capital            Trust - 1 Fund;
Richmond, VA 23235                                 Management Trust, a registered       Satuit Capital
(1947)                                             investment company, since            Management
                                                   November, 2003; and Trustee of       Trust - 1 Fund.
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002.
--------------------------------------------------------------------------------------------------------

Name, Address and        Position(s) Held  Number of   Principal Occupation(s)              Other
Year Born                with Company      Funds in    During the Past Five (5) Years       Directorships by
                         and Tenure        the Company                                      Directors and
                                           Overseen                                         Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
*Leland H. Faust         President of the  N/A         President of CSI Capital             N/A
600 California Street    CSI Equity Fund               Management, Inc., a registered
18/th/ Floor             series since                  investment adviser, since 1978.
San Francisco, CA 94108  October, 1997                 Partner in the law firm Taylor &
(1946)                                                 Faust since September, 1975.
------------------------------------------------------------------------------------------------------------
*John T. Connor, Jr.     Vice President    N/A         President of Third Millennium        N/A
1185 Avenue of the       of the Company                Investment Advisors, LLC, a
Americas, 32/nd/ Floor   and President of              registered investment adviser, since
New York, New York 10036 the Third                     April, 1998; and Director of Teton
(1941)                   Millennium                    Energy Corporation since 1993.
                         Russia Fund
                         series since
                         October, 1998
------------------------------------------------------------------------------------------------------------
*Robert J. Sullivan      Vice President    N/A         Chairman, President and Treasurer    N/A
2807 Gaston Gate         of the Company                of Satuit Capital Management Trust,
Mt. Pleasant, SC 29466   and President of              an open-end investment
(1960)                   the Genomics                  management company, since
                         Fund series                   December, 2000; Managing
                         since January,                Director and Investment Officer of
                         2003.                         Satuit Capital Management, LLC, a
                                                       registered investment adviser, from
                                                       June, 2000 to Present.
------------------------------------------------------------------------------------------------------------
*Jeffrey W. Taylor       Vice President    N/A         Chief Operating Officer of Dividend  N/A
518 17/th/ Street        of the Company,               Capital Investments LLC
Suite 1200               and President of              (investment adviser) since
Denver, CO 80202         the Dividend                  December, 2005; Vice President of
(1973)                   Capital Realty                Business Services from February,
                         Income Fund                   2004 to December, 2005; Product
                         series since                  Manager, INVESCO Inc. from July,
                         March, 2006.                  2003 to January, 2004; and Manager
                                                       of Marketing and Business
                                                       Analytics, INVESCO Funds Group
                                                       Inc. from 1999 to 2003.
------------------------------------------------------------------------------------------------------------
*Gunter Faschang         Vice President    N/A         Vice President, Vontobel Asset       N/A
450 Park Avenue          of the Company                Management (investment adviser)
New York, New York 10022 and President of              since 2001 and head of Eastern
(1972)                   the Eastern                   European equity management and
                         European Equity               research, Vontobel Asset
                         Fund series since             Management AG since 2001.
                         May, 2001.
------------------------------------------------------------------------------------------------------------

Name, Address and            Position(s) Held Number of    Principal Occupation(s)              Other
Year Born                    with Company     Funds in the During the Past Five (5) Years       Directorships by
                             and Tenure       Company                                           Directors and
                                              Overseen                                          Number of Funds
                                                                                                in the Complex
                                                                                                Overseen
----------------------------------------------------------------------------------------------------------------
Officers (continued):
----------------------------------------------------------------------------------------------------------------
*J. Allen Gray               Vice President       N/A      Managing Partner at Osprey                 N/A
Shrewsbury Executive Center  of the Company                Partners Investment Management,
II 1040 Broad Street         and President of              LLC (investment adviser) since
Shrewsbury, New Jersey 07702 the Osprey                    2004; Principal at Osprey Partners
(1961)                       Concentrated                  Investment Management, LLC
                             Large Cap                     from 2002 to 2004; Senior Vice
                             Value Equity                  President at Osprey Partners
                             Fund series                   Investment Management, LLC
                             since                         from 1999 to 2002.
                             September,
                             2006.
----------------------------------------------------------------------------------------------------------------
Karen M. Shupe               Secretary since      N/A      Executive Vice President of                N/A
8730 Stony Point Parkway,    2005 and                      Administration and Accounting,
Suite 205                    Treasurer since               Commonwealth Shareholder
Richmond, VA 23235           2006                          Services, Inc. since 2003; Financial
(1964)                                                     Reporting Manager,
                                                           Commonwealth Shareholder
                                                           Services, Inc., from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------
David D. Jones, Esq.         Chief                N/A      Co-founder and Managing                    N/A
230 Spring Hills Drive       Compliance                    Member of Drake Compliance,
Suite 340                    Officer                       LLC (compliance consulting) since
Spring, TX 77380                                           2004; founder and controlling
(1957)                                                     shareholder of David Jones &
                                                           Associates (law firm) since 1998;
                                                           President and Chief Executive
                                                           Officer of Citco Mutual Fund
                                                           Services, Inc. from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------

/(1)/Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to the Genomicsfund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Fund Services, Inc., the Company's Transfer and Disbursing Agent.
/(2)/Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, a series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors of the Company (the "Board") held on November 9,2006 (the "Meeting"), the Board, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Third Millennium Investment Advisors LLC. (the "Advisor"), relating to the Fund.

      In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

      (i) The nature, extent and quality of services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Advisor in managing the Fund. Additionally, representatives from the Advisor joined the Meeting and provided the Board with a presentation regarding the Advisor's organization, capital structure and its positive compliance history. The Board considered and discussed, among other things, the Fund's performance, market conditions in international markets, the Advisor's investment process and its Code of Ethics. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

      (ii) Investment performance of the Fund and the Advisor. The Board, using written materials provided by the Advisor and by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods ended September 30, 2006. In particular, the Board noted that the Fund's performance was within the range of its peer group and the Lipper Index, and concluded that it was satisfied with the investment performance of the Fund.

      (iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Advisor from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and the profitability of the Advisor. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. Representatives from the Advisor also discussed with the Board fees charged by comparable funds. In reviewing the advisory fee, the Board considered fees paid by other international funds of comparable size and investment objective, noting that the advisory fee received by the Advisor was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

      (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed the Advisor's financial condition with representatives of the Advisor at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered the Advisor's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

      (v) Other considerations. The Board also determined that the Advisor has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund.

      After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.

     Investment Adviser:

       Third Millennium Investment Advisors LLC
          1185 Avenue of the Americas
          32nd Floor
          New York, New York 10036

     Distributor:

       First Dominion Capital Corp.
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Independent Registered Public Accounting Firm:

       Tait, Weller and Baker LLP
          1818 Market Street, Suite 2400
          Philadelphia, Pennsylvania 19103

     Transfer Agent:

     For account information, wire purchase or redemptions, call or write to Third Millennium
     Russia Fund's Transfer Agent:

         Fund Services, Inc.
          Post Office Box 26305
          Richmond, Virginia 23260
          (800) 628-4077 Toll Free

     More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World
     Funds, Inc., investment plans, and other shareholder services, call Commonwealth
     Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

                                    [GRAPHIC]



                         Annual Report to Shareholders

                               THIRD MILLENNIUM
                                  RUSSIA FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2007

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $46,250 for 2007 and $41,500 for 2006.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,500 for 2007 and $7,500 for 2006.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2007 and $0 for 2006.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Fund; the GenomicsFund; and the Third Millennium Russia Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        November 9, 2007



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         November 9, 2007


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         November 9, 2007


* Print the name and title of each signing officer under his or her signature.